As filed with the U.S. Securities and Exchange Commission on July 7, 2025

Securities Act File No. [ ]

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No.

VOYA INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Joanne F. Osberg, Esq.

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on August 15, 2025, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the

Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, Class I, Class S, and Class S2 shares of beneficial interest in the series of the registrant designated as Voya Large Cap Growth Portfolio.

VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-262-3862
August 15, 2025

Dear Shareholder:
On behalf of the Board of Directors (the “Board”) of VY® T. Rowe Price Growth Equity Portfolio (“TRP GE Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of TRP GE Portfolio. The Special Meeting is scheduled for 1:00 p.m. (MST) on October 14, 2025. The Special Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Special Meeting online by visiting https://www.viewproxy.com/vytrowe/broadridgevsm/ where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your proxy ballot. Please see the “How do I attend the virtual Special Meeting?” section of the proxy statement for more details regarding the logistics of the virtual format of the Special Meeting. You will not be able to attend the meeting physically. At the Special Meeting, shareholders of TRP GE Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of TRP GE Portfolio with and into Voya Large Cap Growth Portfolio (“LCG Portfolio,” and together with TRP GE Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.
Shares of TRP GE Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction, by your insurance company through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders of TRP GE Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of LCG Portfolio instead of shares of TRP GE Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks long-term capital growth.
Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.
Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than October 13, 2025.
We appreciate your participation and prompt response in this matter and thank you for your continued support.
Sincerely,

Christian G. Wilson
President

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-262-3862
Scheduled for October 14, 2025 at 1:00 p.m. (MST)

To the Shareholders:
NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY® T. Rowe Price Growth Equity Portfolio (“TRP GE Portfolio”) is scheduled for 1:00 p.m. (MST) on October 14, 2025. The Special Meeting will be held in a virtual meeting format only. You can attend and participate in the Special Meeting by registering online at https://www.viewproxy.com/vytrowe/broadridgevsm/ where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your Proxy Ballot. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new unique control number through your bank/broker in order to register to attend the meeting. See the “How do I attend the virtual Special Meeting?” section of the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) for more details regarding the logistics of the Special Meeting, including the ability to submit questions, and technical details and support related to accessing the virtual platform for the Special Meeting. You will not be able to attend the meeting physically.
At the Special Meeting, TRP GE Portfolio’s shareholders will be asked:
1.
To approve an Agreement and Plan of Reorganization by and between Voya Partners, Inc., on behalf of its series, TRP GE Portfolio, and Voya Investors Trust, on behalf of its series, Voya Large Cap Growth Portfolio (“LCG Portfolio”), providing for the reorganization of TRP GE Portfolio with and into LCG Portfolio (the “Reorganization”); and
2.
To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.
Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the Reorganization to be placed before the Special Meeting.
The Board of Directors of TRP GE Portfolio recommends that you vote “FOR” the Reorganization.
Shareholders of record as of the close of business on July 24, 2025 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by October 13, 2025 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to TRP GE Portfolio or by voting in person (virtually) at the Special Meeting.
By Order of the Board of Directors

Joanne F. Osberg
Secretary

August 15, 2025

PROXY STATEMENT/PROSPECTUS
August 15, 2025

Special Meeting of Shareholders
of VY® T. Rowe Price Growth Equity Portfolio
Scheduled for October 14, 2025 at 1:00 p.m. (MST)

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
VY® T. Rowe Price Growth Equity Portfolio	Voya Large Cap Growth Portfolio
(A series of Voya Partners, Inc.)	(A series of Voya Investors Trust)
7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034	7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
1-800-262-3862	1-800-366-0066
(each an open-end management investment company)
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to be Held on October 14, 2025
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya
The Proxy Statement/Prospectus explains concisely what you should know before voting on the matter described herein or investing in Voya Large Cap Growth Portfolio. Please read it carefully and keep it for future reference.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION
To obtain more information about VY® T. Rowe Price Growth Equity Portfolio (“TRP GE Portfolio”) and Voya Large Cap Growth Portfolio (“LCG Portfolio,” and together with TRP GE Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.
By Phone:	1-800-366-0066 (Voya Investors Trust) 1-800-262-3862 (Voya Partners, Inc.)
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
By Internet:	https://individuals.voya.com/literature
The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into this Proxy Statement/Prospectus:
1.
The Statement of Additional Information dated August 15, 2025 relating to this Proxy Statement/Prospectus (File No. [ ]);
2.
The Prospectus and Statement of Additional Information, as supplemented, dated May 1, 2025 for LCG Portfolio (File No. 811-05629);
3.
The Prospectus and Statement of Additional Information, as supplemented, dated May 1, 2025 for TRP GE Portfolio (File No. 811-08319);
4.
The audited annual financial statements and other information filed on Form N-CSR which covers the period ended December 31, 2024 for LCG Portfolio (File No. 811-05629); and
5.
The audited annual financial statements and other information filed on Form N-CSR which covers the period ended December 31, 2024 for TRP GE Portfolio (File No. 811-08319).
The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder (the “1940 Act”), and in accordance therewith, file reports and other information including proxy materials with the SEC. Proxy material, reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

INTRODUCTION
What is happening?
On May 15, 2025, the Board of Directors (the “Board”) of VY® T. Rowe Price Growth Equity Portfolio (“TRP GE Portfolio”) and Voya Large Cap Growth Portfolio (“LCG Portfolio,” and together with TRP GE Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of TRP GE Portfolio with and into LCG Portfolio (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of TRP GE Portfolio, and if approved, is expected to be effective on November 21, 2025, or such other date as the parties may agree (the “Closing Date”).
Why did you send me this booklet?
Shares of TRP GE Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Company”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).
This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a proxy ballot (the “Proxy Ballot”) for TRP GE Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.
The Separate Accounts and Qualified Plans or their trustees, as record owners of TRP GE Portfolio shares are, in most cases, the “shareholders” of record of TRP GE Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the shareholder of record (e.g., the Separate Accounts or Qualified Plans) but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.
Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of LCG Portfolio, this Proxy Statement/Prospectus also serves as a prospectus for LCG Portfolio. LCG Portfolio is an open-end management investment company that seeks long-term capital growth, as described more fully below.
Who is eligible to vote?
Shareholders of record holding an investment in shares of TRP GE Portfolio as of the close of business on July 24, 2025 (the “Record Date”) are eligible to vote at the special meeting of shareholders (the “Special Meeting”) or any adjournments or postponements thereof. Should shareholders require additional information regarding the Special Meeting, they may contact Shareholder Services at 1-800-262-3862.
How do I vote?
You may submit your Proxy Ballot in one of four ways:
•
By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. To the extent shares are held jointly, both joint owners must sign the Proxy Ballot.
•
At the Special Meeting Over the Internet. The Special Meeting will be held entirely online. Shareholders of record as of July 24, 2025, will be able to attend and participate in the Special Meeting by registering online at https://www.viewproxy.com/vytrowe/broadridgevsm/. Even if you plan to attend the Special Meeting online, we recommend that you also vote by proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting. Please see the “How do I attend the virtual Special Meeting?” section below for more details regarding the logistics of the virtual format of the Special Meeting.
If you do not plan to attend the Special Meeting, to be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m. (MST) on October 13, 2025.
How do I attend the virtual Special Meeting?
There is no physical location for the Special Meeting. In order to attend the virtual Special Meeting, please visit https://www.viewproxy.com/vytrowe/broadridgevsm/ and follow the instructions as outlined on the website.
Shareholders whose shares are registered directly with TRP GE Portfolio in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s Proxy Ballot to register to participate in and vote at the Special Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly issued control number. We note that obtaining a legal proxy may take several days.
1

Requests for registration should be received no later than October 13, 2025. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/vytrowe/broadridgevsm/ to submit their name and newly issued control number in order to register to participate in and vote at the Special Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information to attend the Special Meeting, and (ii) an email with a password to enter at the event link to access the Special Meeting. Shareholders may vote before or during the Special Meeting at www.proxyvote.com. Only shareholders of TRP GE Portfolio present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Special Meeting.
The virtual meeting platform is fully supported across browsers (Microsoft Edge, Firefox, Chrome, and Safari) and devices (desktops, laptops, tablets, and cell phones) running the most updated version of applicable software and plugins. Shareholders should ensure that they have a strong Wi-Fi connection wherever they intend to participate in the Special Meeting. Shareholders should also give themselves plenty of time to log in and ensure that they can hear audio prior to the start of the Special Meeting.
Access to the audio webcast of the Special Meeting. The live audio webcast of the meeting will begin promptly at 1:00 p.m. (MST) on October 14, 2025. Online access to the audio webcast will open approximately thirty minutes prior to the start of the meeting to allow time for you to log in and test the computer audio system. We encourage shareholders to access the meeting prior to the start time.
Log in Instructions. To attend the Special Meeting, Shareholders must register at https://www.viewproxy.com/vytrowe/broadridgevsm/. Shareholders will need the event password which will be provided in their registration confirmation.
Beneficial Owners. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new control number.
When will the Special Meeting be held?
The Special Meeting is scheduled to be held virtually online on October 14, 2025, at 1:00 p.m. (MST).
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SUMMARY OF THE PROPOSED REORGANIZATION
You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about LCG Portfolio, please consult Appendix B.
At a meeting of the Board on May 15, 2025, the Board approved the Reorganization Agreement. In connection with the Board’s approval of the Reorganization Agreement, the Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratios of LCG Portfolio following the Reorganization. Subject to approval by shareholders of TRP GE Portfolio, the Reorganization Agreement provides for:
•
the transfer of all of the assets of TRP GE Portfolio to LCG Portfolio in exchange for shares of beneficial interest of LCG Portfolio and the assumption by LCG Portfolio of all the liabilities of TRP GE Portfolio;
•
the distribution of shares of LCG Portfolio to the shareholders of TRP GE Portfolio; and
•
the complete liquidation of TRP GE Portfolio.
If shareholders of TRP GE Portfolio approve the Reorganization, each owner of Class ADV, Class I, Class S, and Class S2 shares of TRP GE Portfolio would become a shareholder of the corresponding share class of LCG Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of TRP GE Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of LCG Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of TRP GE Portfolio held by that shareholder as of the close of business on the Closing Date.
In considering whether to approve the Reorganization, you should note that:
•
The Portfolios have somewhat different investment objectives. The investment objective of TRP GE Portfolio is to seek long-term growth through investments in stocks. The investment objective of LCG Portfolio is to seek long-term capital growth.
•
The Portfolios have similar principal investment strategies. TRP GE Portfolio invests predominantly in common stocks of large-capitalization growth companies that the Portfolio’s sub-adviser believes will pay increasing dividends through strong cash flows and above average earnings growth, while LCG Portfolio invests predominantly in common stocks of large-capitalization companies that the Portfolio expects to generate capital appreciation. Both Portfolios offer targeted exposure to large-capitalization growth-oriented segments of the market and invest predominately in large-capitalization companies that are identified through bottom-up fundamental research.
•
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”) serves as the investment adviser to each Portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”) serves as the sub-adviser to TRP GE Portfolio and Voya Investment Management Co. LLC (“Voya IM”) serves as the sub-adviser to LCG Portfolio.
•
If the Reorganization is approved by shareholders of TRP GE Portfolio, effective on or about October 27, 2025, T. Rowe Price will be added as an additional sub-adviser to LCG Portfolio for the purpose of managing and pursuing liquidity opportunities for certain private securities that LCG Portfolio will acquire from TRP GE Portfolio in the Reorganization. The Investment Adviser will bear the annual sub-advisory fee payable to T. Rowe Price.
•
Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).
•
In addition to the opportunity for improved performance, the shareholders of TRP GE Portfolio are expected to benefit from lower management fees and lower gross and net annual operating expenses as shareholders of LCG Portfolio.
•
The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.
•
The costs of the Reorganization: (i) are estimated to be $389,000, and (ii) are anticipated to be shared by the Investment Adviser (or an affiliate), paying approximately $299,000, and TRP GE Portfolio, paying approximately $90,000. In addition, Voya IM has estimated that there will be approximately $75,000 in explicit portfolio transition costs associated with the Reorganization and that such costs would be borne by TRP GE Portfolio. The Investment Adviser will assume all costs related to the Reorganization if the Reorganization is not consummated.
•
The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither TRP GE Portfolio nor its shareholders, nor LCG Portfolio nor its shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganization.
3

APPROVAL OF THE REORGANIZATION
What is the proposed Reorganization?
Shareholders of TRP GE Portfolio are being asked to approve the Reorganization Agreement, providing for the reorganization of TRP GE Portfolio with and into LCG Portfolio. If the Reorganization Agreement is approved, shareholders of TRP GE Portfolio will become shareholders of LCG Portfolio as of the Closing.
Why is the Reorganization being proposed?
The Investment Adviser proposed the Reorganization to reduce the complexity of the Voya funds platform and to address underperformance of TRP GE Portfolio while providing shareholders of TRP GE Portfolio with a similar investment experience. Consequently, at the May 15, 2025 meeting of the Board, the Investment Adviser proposed, and the Board approved, the Reorganization of TRP GE Portfolio into LCG Portfolio. In support of its proposal, the Investment Adviser noted that, in its view, the Reorganization would provide shareholders of TRP GE Portfolio with an immediate benefit through a lower management fee, lower gross and net annual operating expenses, and the potential to benefit from a larger, more scalable fund.
How do the Investment Objectives compare?
Each Portfolio’s investment objective is described in the chart below.
	TRP GE Portfolio	LCG Portfolio
Investment Objective	The Portfolio seeks long-term growth through investments in stocks.	The Portfolio seeks long-term capital growth.
Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.
How do the Annual Portfolio Operating Expenses compare?
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of LCG Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2024. You may pay other fees and expenses such as fees and expenses imposed under your Variable Contract or Qualified Plan, which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Portfolios' expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or Qualified Plan or consult your plan administrator.
As shown in the tables below, shareholders of TRP GE Portfolio will experience a decrease in the contractual management fee rate and gross and net annual operating expenses following the Reorganization. Additionally, Class ADV shareholders of LCG Portfolio will experience a decrease in the contractual 12b-1 fee rate and net annual operating expenses, and all LCG Portfolio shareholders will experience a reduction in the first breakpoint in LCG Portfolio’s advisory fee schedule following the Reorganization.
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Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		TRP GE Portfolio[1]	LCG Portfolio	LCG Portfolio Pro Forma Combined
Class ADV
Management Fees	%	0.70	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.60	0.50
Other Expenses	%	0.09	0.06	0.06
Total Annual Portfolio Operating Expenses	%	1.29	1.31	1.21
Waivers and Reimbursements	%	(0.08)[2]	(0.04)[3]	(0.04)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.21	1.27	1.17
Class I
Management Fees	%	0.70	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.09	0.06	0.06
Total Annual Portfolio Operating Expenses	%	0.79	0.71	0.71
Waivers and Reimbursements	%	(0.08)[2]	(0.04)[3]	(0.04)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.71	0.67	0.67
Class S
Management Fees	%	0.70	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	0.09	0.06	0.06
Total Annual Portfolio Operating Expenses	%	1.04	0.96	0.96
Waivers and Reimbursements	%	(0.08)[2]	(0.04)[3]	(0.04)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.96	0.92	0.92
Class S2
Management Fees	%	0.70	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.40	0.40	0.40
Other Expenses	%	0.09	0.06	0.06
Total Annual Portfolio Operating Expenses	%	1.19	1.11	1.11
Waivers and Reimbursements	%	(0.08)[2]	(0.04)[3]	(0.04)[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.11	1.07	1.07

Other expenses do not include one-time expenses related to this Reorganization.

The Investment Adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2027. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Board who are not “interested persons,” as that term is defined in the 1940 Act, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. The Investment Adviser is also contractually obligated to waive 0.039% of the management fee through May 1, 2027. Termination or modification of these obligations requires approval by the Board.

The Investment Adviser is contractually obligated to limit expenses to 1.27%, 0.67%, 0.92%, and 1.07% for Class ADV, Class I, Class S and Class S2 shares, respectively, through May 1, 2027. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Board who are not “interested persons,” as that term is defined in the 1940 Act, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser would be contractually obligated to limit expenses to 1.17%, 0.67%, 0.92%, and 1.07% for Class ADV, Class I, Class S and Class S2 shares, respectively, through May 1, 2027. The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Board who are not “interested persons,” as that term is defined in the 1940 Act, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Board.
Expense Examples
These Examples are intended to help you compare the cost of investing in shares of a Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in a Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the applicable Portfolio's operating expenses remain the same. The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	TRP GE Portfolio				LCG Portfolio				LCG Portfolio Pro Forma Combined
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	$123	401	700	1,549	129	411	714	1,575	119	380	661	1,462
Class I	$73	244	431	970	68	223	391	879	68	223	391	879
Class S	$98	323	566	1,264	94	302	527	1,174	94	302	527	1,174
Class S2	$113	370	647	1,436	109	349	608	1,348	109	349	608	1,348
Portfolio Turnover
Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect a Portfolio’s performance.
During the most recent fiscal year ended December 31, 2024, TRP GE Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio and LCG Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.
How do the Principal Investment Strategies compare?
Each Portfolio’s principal investment strategies are described in more detail in the table below. Both Portfolios offer targeted exposure to large-capitalization, growth-oriented segments of the market and invest predominately in large-capitalization companies that are identified through bottom-up fundamental research. TRP GE Portfolio invests predominantly in common stocks of large-capitalization growth companies that the Sub-Adviser believes will pay increasing dividends through strong cash flows and above average earnings growth, while LCG Portfolio invests predominantly in common stocks of large-capitalization companies that the Portfolio expects to generate capital appreciation.
	TRP GE Portfolio	LCG Portfolio
Principal Investment Strategies
Under normal market conditions, the Portfolio invests
at least 80% of its net assets (plus borrowings for
investment purposes) in common stocks of
large-capitalization companies. For this Portfolio, the
sub-adviser (the “Sub-Adviser”) defines large-capitalization companies as those, at the time of purchase, with market
capitalizations within the range of companies included
in the S&P 500® Index.

The Portfolio concentrates its investments in growth
companies. The Sub-Adviser seeks investments in
companies that have the ability to pay increasing dividends
through strong cash flows and whose rates of earnings
growth are considered above average. In addition, the
Sub-Adviser seeks companies with a lucrative niche in
the economy that the Sub-Adviser believes will give them
the ability to sustain earnings momentum even during
times of slow economic growth. As growth investors, the
Sub-Adviser believes that when a company’s earnings
grow faster than both inflation and the overall economy,
the market will eventually reward it with a higher stock
price.

The Portfolio may also purchase, to a limited extent, foreign
(non-U.S.) stocks, hybrid securities, futures, and forward
foreign currency exchange contracts, in keeping with its
investment objectives. Any investments in futures would
typically serve as an efficient means of gaining exposure
to certain markets or as a cash management tool to
maintain liquidity while being invested in the market.
Forward foreign currency exchange contracts would primarily
be used to help protect the Portfolio’s foreign (non-U.S.)
holdings from unfavorable changes in foreign currency
exchange rates. The Portfolio may have exposure to foreign
(non-U.S.) currencies through its investment in foreign
(non-U.S.) securities, its direct holdings of foreign (non-U.S.)

Under normal circumstances, the Portfolio invests at least
80% of its net assets (plus the amount of any borrowings
for investment purposes) in investments tied to
large-capitalization growth companies. For purposes of
this 80% policy, large-capitalization growth companies
means companies with market capitalizations that fall
within the capitalization range of companies within the
Russell 1000® Growth Index (the “Index”) and that the
Portfolio expects to generate capital appreciation.

The market capitalization of companies within the Index
will change with market conditions. As of December 31,
2024, the market capitalization of companies within the
Index ranged from $1.7 billion to $3.8 trillion. The Portfolio is non-diversified, which means that it may invest a
significant portion of its assets in a single issuer.

In managing the Portfolio, the sub-adviser (the
“Sub-Adviser”) uses a stock selection process that
combines quantitative screens with rigorous fundamental
security analysis. The quantitative screens focus the
fundamental analysis by seeking to identify the stocks
of companies that exhibit strong business momentum
and relative price strength, and which have a perceived
value by the Sub-Adviser that is not reflected in the current price. The fundamental security analysis is intended to
confirm the persistence of the company’s revenue and
earnings growth, and validate the Sub-Adviser’s
expectations for earnings estimate revisions, particularly
relative to consensus estimates. A determination of
reasonable valuation for individual securities is based
on the judgment of the Sub-Adviser.

The Portfolio may also invest in derivative instruments
which include, but are not limited to, futures or index
futures that have a similar investment profile to the Index.

TRP GE Portfolio	LCG Portfolio

currencies or through its use of foreign currency exchange
contracts for the purchase or sale of a fixed quantity of
foreign (non-U.S.) currency at a future date. The Portfolio’s investments in foreign (non-U.S.) securities, including
emerging markets, are limited to 30% of the Portfolio’s
assets. Countries with emerging markets include any
country not included within the MSCI World Index. The
Portfolio may from time to time emphasize one or more
sectors in selecting its investments, including the consumer discretionary and technology-related sectors.

The Portfolio may invest in real estate-related securities,
including real estate investment trusts (“REITs”).

The Portfolio may also invest, to the extent permitted
under the Investment Company Act of 1940, as amended,
and the rules and regulations thereunder, and under the
terms of applicable no-action relief or exemptive orders
granted thereunder, in affiliated and internally managed
money market funds of the Sub-Adviser. In addition, the
Portfolio may invest in U.S. and foreign (non-U.S.) dollar
denominated money market securities and U.S. and foreign
(non-U.S.) dollar currencies.

In pursuing its investment objectives, the Sub-Adviser
has the discretion to deviate from its normal investment
criteria, as described above, and purchase securities
that it believes will provide an opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons
including an extraordinary corporate event, a new product
introduction or innovation, a favorable competitive
development, or a change in management.

The Sub-Adviser integrates environmental, social, and
governance (“ESG”) factors into its investment research
process for certain investments. While ESG matters vary
widely, the Sub-Adviser generally considers ESG factors
such as climate change, resource depletion, labor
standards, diversity, human rights issues, and governance
structure and practices. For certain types of investments,
including, but not limited to, cash, currency positions,
and particular types of derivatives, an ESG analysis may
not be relevant or possible due to a lack of data. Where
ESG considerations are integrated into the investment
research process, the Sub-Adviser focuses on the ESG
factors it considers most likely to have a material impact
on the performance of the holdings in the Portfolio’s
portfolio. The Sub-Adviser may conclude that other
attributes of an investment outweigh ESG considerations
when making investment decisions for the Portfolio.

The Portfolio is non-diversified, which means it may invest
a significant portion of its assets in a single issuer.

The Sub-Adviser may sell assets for a variety of reasons,
including in response to a change in the Sub-Adviser’s
original investment considerations, to limit losses, to
adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

The Portfolio may lend portfolio securities on a short-term
or long-term basis, up to 33 1∕3% of its total assets.

The Portfolio typically uses derivative instruments to
maintain equity exposure on its cash balance.

The Portfolio may also invest up to 25% of its assets
in foreign (non-U.S.) securities.

The Portfolio may invest in real estate-related securities,
including real estate investment trusts (“REITs”).

The Portfolio may invest in other investment companies,
including exchange-traded funds (“ETFs”), to the extent
permitted under the Investment Company Act of 1940,
as amended, and the rules and regulations thereunder,
and under the terms of applicable no-action relief or
exemptive orders granted thereunder.

In evaluating investments for the Portfolio, the Sub-Adviser takes into account a wide variety of factors and
considerations to determine whether any or all of those
factors or considerations might have a material effect
on the value, risks, or prospects of a company. Among
the factors considered, the Sub-Adviser expects typically
to take into account environmental, social, and governance
(“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its
proprietary empirical research and on third-party evaluations of a company’s ESG standing. ESG factors will be only
one of many considerations in the Sub-Adviser’s evaluation
of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of
the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets
into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term
or long-term basis, up to 33 1∕3% of its total assets.

How do the Principal Risks compare?
The following table summarizes and compares the principal risks of investing in the Portfolios. You could lose money on an investment in the Portfolios. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolios to lose money or to underperform market averages of other funds. The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. As reflected in the table below, the Portfolios have many of the same principal risks.
Principal Risks	TRP GE Portfolio	LCG Portfolio
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’
acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio. In the event of a bank insolvency or failure, the Portfolio may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the
Portfolio might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure. Volatility in the banking system may impact the viability of banking and financial services institutions. In the event of failure of any of the financial institutions where the Portfolio maintains its cash and cash equivalents, there can be no assurance that the Portfolio would be able to access uninsured funds in a timely manner or at all and the Portfolio may incur losses. Any such event could adversely affect the business, liquidity, financial position and performance of the Portfolio.
✔
Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
	✔	✔
Credit: The Portfolio could lose money if the issuer or guarantor of a debt instrument in which the
Portfolio invests, or the counterparty to a derivative contract the Portfolio entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
✔
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.)
currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S.
dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
	✔	✔
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the
Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
	✔	✔
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is a possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Portfolio’s ability to execute its investment strategy may be limited.
✔
Environmental, Social, and Governance (Equity): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Portfolio’s assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the
Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Portfolio will have less exposure to certain companies due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
	✔	✔

Principal Risks	TRP GE Portfolio	LCG Portfolio
Focused Investing: To the extent that the Portfolio invests a substantial portion of its assets in securities of a particular industry, sector, market segment, or geographic area, the Portfolio may be more sensitive to financial, economic, business, political, regulatory, and other developments and conditions, including natural or other disasters, affecting issuers in a particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments, and if securities of such industry, sector, market segment, or geographic area fall out of favor, the
Portfolio could underperform, or be more volatile than, a fund that has greater diversification.

Consumer Sectors: Investments in companies involved in the consumer sectors may be affected by changes in the domestic and international economies, exchange rates, competition, consumers’
disposable income, and consumer preferences.

Technology Sector: Investments in companies involved in the technology sector are subject to significant competitive pressures, such as aggressive pricing of products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands, and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment, or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. Many companies involved in the technology sector have limited operating histories, and prices of these companies’ securities historically have been more volatile than those of many other companies’ securities, especially over the short term.
✔
Foreign (Non-U.S.) Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
✔
Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.)
securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets;
differing reporting, accounting, auditing and financial reporting standards and practices;
nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
✔
Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
	✔	✔

Principal Risks	TRP GE Portfolio	LCG Portfolio
Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Portfolio invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the
Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.
✔
Investment Model: The Sub-Adviser’s proprietary investment model may not adequately take into account existing or unforeseen market factors or the interaction among such factors, including changes in how such factors interact, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Portfolio. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model (including models that utilize forms of artificial intelligence, such as machine learning) can perform differently from the market, based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Technical issues in the design, development, implementation, application, and maintenance of the models (e.g., stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance.
✔
Issuer Non-Diversification: A non-diversified investment company is subject to the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might
be.
	✔	✔
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars. In addition, markets or securities may become illiquid quickly.
	✔	✔
Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Portfolio to achieve its investment objectives.
	✔	✔

Principal Risks	TRP GE Portfolio	LCG Portfolio
Market Capitalization: Stocks fall into three broad market capitalization categories: large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
	✔	✔
Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S.
and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by
Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, the prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign
(non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.)
economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the
Portfolio’s service providers.
	✔	✔
Other Investment Companies: The main risk of investing in other investment companies, including
ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees)
in addition to the Portfolio’s expenses. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
	✔	✔

Principal Risks	TRP GE Portfolio	LCG Portfolio
Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and
REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
	✔	✔
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
	✔	✔
Special Situations: A “special situation” arises when, in a manager’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations investments often involve much greater risk than is inherent in ordinary investments. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.
✔
How do the Fundamental Policies of the Portfolios compare?
The following chart compares the fundamental policies of TRP GE Portfolio and LCG Portfolio. Each Portfolio has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Fund’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of the Portfolio are present in person or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities.

TRP GE Portfolio	LCG Portfolio
Concentration:
The Portfolio may not purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

Concentration:
The Portfolio may not concentrate its investments in a particular industry except as permitted under the 1940 Act, and as
interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (i) this limitation will not apply to the Portfolio’s investments in: (a) securities of other investment companies; (b)
securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (c)
repurchase agreements (collateralized by the instruments
described in clause (b)); (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and
(iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

Making Loans:
The Portfolio may not lend any security or make any other loan if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

Making Loans:
The Portfolio may not make loans, except as permitted under the
1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements; (ii) lend portfolio securities; and (iii)
acquire debt securities without being deemed to be making a loan.

TRP GE Portfolio	LCG Portfolio
Issuing Senior Securities:
The Portfolio may not issue any senior security (as defined in the
1940 Act), except that: (a) the Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the
1940 Act or an exemptive order; (b) the Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable
regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, the Portfolio may borrow money as authorized by the 1940 Act.

Issuing Senior Securities:
The Portfolio may not issue any senior security, except as
permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with the
Portfolio’s investment program, including, without limitation, reverse repurchase agreements, when issued and delayed delivery securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions;
and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other
restrictions.

Purchasing or Selling Real Estate:
The Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Purchasing or Selling Real Estate:
The Portfolio may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as
interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

Purchasing or Selling Commodities:
The Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments
(but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Purchasing or Selling Commodities:
The Portfolio may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the
1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Borrowing:
The Portfolio may not borrow money, except that: (a) the Portfolio may enter reverse repurchase agreements, provided (except as set forth below) that the total amount of any such borrowing does not exceed 33 1∕3% of the Portfolio’s total assets; and (b) the Portfolio may borrow money in an amount not to exceed 33 1∕3% of the value of its total assets at the time the loan is made.
Borrowing: The Portfolio may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Underwriting Securities:
The Portfolio may not underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of Securities Act of 1933, as amended (the “1933 Act”) in the disposition of restricted
securities.

Underwriting Securities:
The Portfolio may not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies, and investment program.

How do the purchase and redemption policies of the Portfolios compare?
The Portfolios have the same policies for buying and selling shares. The Portfolios’ shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Code and the underlying U.S. Treasury Regulations.
The Portfolios may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to a Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.

How does the performance of the Portfolios compare?
The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in each Portfolio’s performance from year to year, and the table compares each Portfolio’s performance to the performance of a broad-based securities market index and additional indices with investment characteristics similar to those of the Portfolio for the same period. Each Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar charts show the performance of each Portfolio’s Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.
Performance shown in the bar charts and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare a Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. A Portfolio’s past performance is no guarantee of future results.
TRP GE Portfolio
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd 2020, 27.51% and Worst quarter: 2nd 2022, -26.03%
LCG Portfolio
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd 2020, 24.20% and Worst quarter: 2nd 2022, -22.48%

Average Annual Total Returns % (for the periods ended December 31, 2024)

		1 Year	5 Years	10 Years	Since Inception	Inception Date
TRP GE Portfolio
Class ADV	%	29.05	12.62	13.13	N/A	12/10/2001
Russell 3000® Index[1,2]	%	23.81	13.86	12.55	N/A
S&P 500® Index[1,2]	%	25.02	14.53	13.10	N/A
Russell 1000® Growth Index[1,2]	%	33.36	18.96	16.78	N/A
Class I	%	29.69	13.17	13.70	N/A	11/28/1997
Russell 3000® Index[1,2]	%	23.81	13.86	12.55	N/A
S&P 500® Index[1,2]	%	25.02	14.53	13.10	N/A
Russell 1000® Growth Index[1,2]	%	33.36	18.96	16.78	N/A

		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	%	29.36	12.89	13.41	N/A	12/10/2001
Russell 3000® Index[1,2]	%	23.81	13.86	12.55	N/A
S&P 500® Index[1,2]	%	25.02	14.53	13.10	N/A
Russell 1000® Growth Index[1,2]	%	33.36	18.96	16.78	N/A
Class S2%		29.18	12.73	13.25	N/A	2/27/2009
Russell 3000® Index[1,2]	%	23.81	13.86	12.55	N/A
S&P 500® Index[1,2]	%	25.02	14.53	13.10	N/A
Russell 1000® Growth Index[1,2]	%	33.36	18.96	16.78	N/A

LCG Portfolio
Class ADV	%	34.06	14.43	13.58	N/A	12/29/2006
Russell 3000® Index[2,3]	%	23.81	13.86	12.55	N/A
Russell 1000® Growth Index[2]	%	33.36	18.96	16.78	N/A
Class I	%	34.80	15.11	14.26	N/A	5/2/2005
Russell 3000® Index[2,3]	%	23.81	13.86	12.55	N/A
Russell 1000® Growth Index[2]	%	33.36	18.96	16.78	N/A
Class S	%	34.53	14.82	13.97	N/A	5/3/2004
Russell 3000® Index[2,3]	%	23.81	13.86	12.55	N/A
Russell 1000® Growth Index[2]	%	33.36	18.96	16.78	N/A
Class S2%		34.34	14.66	13.80	N/A	5/13/2004
Russell 3000® Index[2,3]	%	23.81	13.86	12.55	N/A
Russell 1000® Growth Index[2]	%	33.36	18.96	16.78	N/A
1 Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the S&P 500® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
2 The index returns do not reflect deductions for fees, expenses, or taxes.
3 Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell 1000® Growth Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Russell 1000® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
How does the management of the Portfolios compare?
The following table describes the management of the Portfolios.
	TRP GE Portfolio	LCG Portfolio
Investment Adviser	Voya Investments, LLC	Voya Investments, LLC
Management Fee[1,2] (as a percentage of average daily net assets)	0.700% on all assets	0.650% on the first $5.5 billion of assets; 0.620% on the next $1.5 billion of assets; 0.600% on the next $3 billion of assets; and 0.590% thereafter
Sub-Adviser[3]	T. Rowe Price Associates, Inc.	Voya Investment Management Co. LLC

	TRP GE Portfolio	LCG Portfolio
Sub-Advisory Fee[2,4,5,6] (as a percentage of average daily net assets)
Assets up to $100 million:
0.500% on the first $50 million of assets; and
0.400% on the next $50 million of assets, up to $100
million

When assets exceed $100 million, the fee schedule
resets as indicated below:
0.400% up to $200 million of assets

When assets exceed $200 million, the fee schedule
resets as indicated below:
0.330% up to $500 million of assets

When assets exceed $500 million, the fee schedule
resets as indicated below:
0.325% up to $1 billion of assets

When assets exceed $1 billion, the fee schedule
resets as indicated below:
0.300% on the first $1 billion of assets; and
0.290% on assets over $1 billion, up to $2 billion

When assets exceed $2 billion, the fee schedule
resets as indicated below:
0.290% on all assets up to $3 billion; and
0.275% on assets above $3 billion

Transitional credit applied when assets are between
$87.5 million and $100 million; $165 million and
$200 million; $492 million and $500 million; $923
million and $1 billion; and $1.96 billion and $2 billion.
0.2475% on the first $5.5 billion of assets; 0.2340% on the next $1.5 billion of assets; 0.2250% on the next $3 billion of assets; and 0.2205% on assets thereafter
Portfolio Managers	James Stillwagon (since 01/25)	Kristy Finnegan, CFA (since 08/19) Leigh Todd, CFA (since 12/21)
Distributor	Voya Investments Distributor, LLC	Voya Investments Distributor, LLC
1
The Investment Adviser is also contractually obligated to waive 0.039% of the management fee for TRP GE Portfolio through May 1, 2027. Termination or modification of this obligation requires approval by the Board.
2
Following the Reorganization, the first breakpoint of LCG Portfolio’s management fee will be changed to 0.650% on the first $4 billion of assets and the first breakpoint of LCG Portfolio’s sub-advisory fee will be changed to 0.2475% on the first $4 billion of assets.
3
T. Rowe Price will be added as a sub-adviser to LCG Portfolio, effective on or about October 27, 2025, for the purpose of managing certain privately placed securities which will be transferred to LCG Portfolio as part of the Reorganization. The Investment Adviser will bear the annual sub-advisory fee of $4,000 payable to T. Rowe Price.
4
With respect to TRP GE Portfolio, the fees payable under the sub-advisory agreement are subject to a preferred provider discount. For purposes of calculating this discount, the assets of TRP GE Portfolio and VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (together with TRP GE Portfolio, the “VPI Portfolios”), each a series of VPI (as defined herein), are aggregated with those of VY® T. Rowe Price Capital Appreciation Portfolio and VY® T. Rowe Price Equity Income Portfolio (the “VIT Portfolios”), each a series of VIT (as defined herein) that is managed by the Investment Adviser and sub-advised by T. Rowe Price. Pursuant to the terms of a letter agreement between the Investment Adviser and T. Rowe Price dated December 5, 2001, as amended, the fee waiver is calculated based on the aggregate assets of the VPI Portfolios and the VIT Portfolios, as follows, and is applied to any fees payable by a Portfolio. Notwithstanding the reference to the fee waiver in Schedule A of the sub-advisory agreement, the terms of the letter agreement shall govern the fee waiver. The discount is calculated based on the assets of all T. Rowe Price sub-advised funds as follows: Aggregate assets between $750 million and $1.5 billion = 5% discount; Aggregate assets between $1.5 billion and $3.0 billion = 7.5% discount; and Aggregate assets greater than $3.0 billion = 10% discount.
5
With respect to TRP GE Portfolio, the sub-advisory fees are calculated on a monthly basis based on the average daily net assets for the month. The transitional credit for TRP GE Portfolio is calculated on a monthly basis based on the net assets on each day that the day’s net assets fall within the transitional credit range on that day.
6
With respect to TRP GE Portfolio, to accommodate circumstances where TRP GE Portfolio’s assets fall beneath certain thresholds and to prevent a decline in TRP GE Portfolio’s assets from causing an increase in the absolute dollar fee, T. Rowe Price will provide a transitional credit to cushion the impact of reverting to the original tiered fee schedule. The credit is applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed a certain threshold, when the flat fee would be triggered, or (b) fall below a certain threshold, where the tiered fee schedule would be fully re-applied.
Investment Adviser
Voya Investments, an Arizona limited liability company, is registered with the SEC as an investment adviser. Voya Investments serves as the investment adviser to, and has overall responsibility for the management of, each Portfolio. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including, but not limited to, the following: custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services.

Voya Investments began business as an investment adviser in 1994 and currently serves as investment adviser to certain registered investment companies, consisting of open- and closed-end registered investment companies and collateralized loan obligations. Voya Investments is an indirect subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
Sub-Advisers
T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price’s principal business address is 1307 Point Street, Baltimore, Maryland 21231.
Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM has acted as an investment adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. Voya IM's principal business address is 200 Park Avenue, New York, New York 10169.
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolios, as designated in the table above.
James Stillwagon, Portfolio Manager in the U.S. Equity Division for T. Rowe, joined T. Rowe Price in 2017. He is the president of the US Communications and Technology Strategy, the chairman of the strategy’s Investment Advisory Committee, and a vice president and an Investment Advisory Committee member of the Science & Technology Equity, US Large-Cap Core Growth Equity, US Structured Research Equity, US Tax-Efficient Multi-Cap Growth Equity, and Institutional Large-Cap Core Growth Equity Strategies. Mr. Stillwagon is also a vice president of T. Rowe Price Group, Inc.
Kristy Finnegan, CFA, Portfolio Manager of Voya IM’s large cap growth and mid cap growth strategies, joined Voya IM in 2001. Previously, she served as a portfolio manager and analyst for Voya IM’s large cap value strategies. Prior to that, Ms. Finnegan was an investment banking analyst at SunTrust Equitable Securities where she focused on deals primarily in the education and health care sectors.
Leigh Todd, CFA, Portfolio Manager of Voya IM’s large cap growth and mid cap growth strategies, joined Voya IM in 2021. Prior to that, she served as a portfolio manager and senior research analyst at Mellon and was a portfolio manager at State Street Global Advisors.
Each Portfolio’s Statement of Additional Information dated May 1, 2025, as supplemented, provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and the securities each portfolio manager owns in the Portfolios.
Distributor
The Distributor, a Delaware limited liability company, is the principal underwriter and distributor of each Portfolio. The Distributor is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. The Distributor’s principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
What are the key differences in the rights of shareholders of TRP GE Portfolio and LCG Portfolio?
TRP GE Portfolio is organized as a series of Voya Partners, Inc. (“VPI”), a Maryland corporation. LCG Portfolio is organized as a series of Voya Investors Trust (“VIT”), a Massachusetts business trust. Both Portfolios are governed by a board of Directors/Trustees consisting of the same members. For more information on the history of VPI or VIT, see each Portfolio’s Statement of Additional Information dated May 1, 2025, as supplemented, which is incorporated by reference into this Proxy Statement/Prospectus.
The key differences are described in the table below.
TRP GE Portfolio	LCG Portfolio
Removal of Directors: At any meeting of shareholders duly called for the purpose, any Director may by the vote of a majority of all of the shares entitled to vote be removed from office.
Removal of Trustees:
A Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares or by a written declaration executed, without a meeting, by the holders of not less than two-thirds of the outstanding shares.

Special Meetings of Shareholders:
Special meetings of shareholders may be called by the President or by the Board; and shall be called by the President, Secretary or any
Director at the request in writing of the holders of the outstanding voting shares of the capital stock of the corporation entitled to cast not less than 50% of the votes entitled to be cast at such meeting.
Any such request shall state the purposes of the proposed meeting.

Special Meetings of Shareholders:
Special Meetings of the shareholders shall be held upon the call of the Chairman, if any, the President, the Vice President, or any two
Trustees, at such time, on such day, and at such place, as shall be designated in the notice of the meeting.

Merger:	Merger:

TRP GE Portfolio	LCG Portfolio
VPI’s organizational documents do not discuss mergers of VPI or any series thereof.
Any consolidation or merger shall require the approval of a Majority
Shareholder Vote of each Series affected thereby. The terms “merge”
or “merger” as used herein shall not include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the
Commonwealth of Massachusetts or any other state of the United
States.

Amendment of Organizational Documents:
Under Maryland law, a majority of the entire Board of Directors of an open-end investment company such as VPI may approve an
amendment to the charter without action by the shareholders, unless a vote of shareholders is required by the 1940 Act. The Articles of
Incorporation provide that no action affecting the validity or assessability of shares shall be taken without the unanimous approval of the outstanding shares affected thereby.

Amendment of Organizational Documents:
The provisions of the Declaration of Trust: (whether or not related to the rights of shareholders) may be amended at any time, so long as such amendment does not materially adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to the vote of a majority of such Trustees).

Additional Information about the Portfolios
Dividends and Distributions
Each Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions, if any. Each Portfolio distributes capital gains, if any, annually. TRP GE Portfolio declares and pays dividends consisting of net investment income, if any, semi-annually. LCG Portfolio declares dividends and pays dividends consisting of net investment income, if any, annually.
All dividends and capital gains distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.
From time to time a portion of a Portfolio’s distributions may constitute a return of capital. To comply with U.S. federal tax laws, a Portfolio may also pay additional distributions of capital gains and/or ordinary income.
Purchase and Sale of Portfolio Shares
Shares of each Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to each Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on a Portfolio’s behalf.
Tax Information
Distributions made by a Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for U.S. federal income tax purposes. See the Variable Contract prospectus or the governing documents of your Qualified Plan for information regarding the U.S. federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in a Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its Investment Adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan and (2) make payments to the insurance company, broker-dealer, or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make a Portfolio available as an investment option for the Variable Contract or the Qualified Plan or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
Capitalization
The following table shows on an unaudited basis the capitalization of each Portfolio as of July 1, 2025, and on a pro forma combined basis as of July 1, 2025, giving effect to the Reorganization.

		TRP GE Portfolio(1)	LCG Portfolio(1)	Pro Forma Adjustments	LCG Portfolio Pro Forma(1)
Class ADV
Net Assets		$300,677,861	383,801,577	(19,072)(A)	684,460,366
Shares Outstanding		3,668,029	26,220,777	16,868,774(B)	46,757,580
Net Asset Value Per Share		$81.97	14.64	-	14.64
Class I
Net Assets		$1,052,384,345	1,495,728,745	(66,753)(A)	2,548,046,337
Shares Outstanding		10,184,740	78,387,238	44,968,174(B)	133,540,152
Net Asset Value Per Share		$103.33	19.08	-	19.08
Class R6
Net Assets	$	N/A	67,699,595	-	67,699,595
Shares Outstanding		N/A	3,542,181	-	3,542,181
Net Asset Value Per Share	$	N/A	19.11	-	19.11
Class S
Net Assets		$61,420,803	288,879,705	(3,896)(A)	350,296,612
Shares Outstanding		662,049	16,453,384	2,835,497(B)	19,950,930
Net Asset Value Per Share		$92.77	17.56	-	17.56
Class S2
Net Assets		$4,405,502	42,905,652	(279)(A)	47,310,875
Shares Outstanding		51,511	2,518,405	207,011(B)	2,776,927
Net Asset Value Per Share		$85.53	17.04	-	17.04
(1) The total net assets of TRP GE Portfolio and LCG Portfolio as of July 1, 2025, were equal to $1,418,888,511 and $2,279,015,274, respectively. The total combined assets of the Portfolios as of July 1, 2025 was equal to $3,697,813,785.
(A) Reflects pro forma adjustments as of July 1, 2025 in the amount of $90,000 for estimated one-time merger and consolidation expenses.
(B) Reflects new shares issued, net of retired shares of TRP GE Portfolio. (Calculation: Net Assets ÷ NAV per share).
Additional Information about the Reorganization
The Reorganization Agreement
The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. Shareholders are encouraged to review a form of the Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Appendix A. This summary is qualified in its entirety by reference to the Reorganization Agreement.
The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of TRP GE Portfolio in exchange for shares of beneficial interest of LCG Portfolio and the assumption by LCG Portfolio of all of TRP GE Portfolio’s liabilities; and (ii) the distribution of shares of LCG Portfolio to shareholders of TRP GE Portfolio, as provided for in the Reorganization Agreement in complete liquidation of TRP GE Portfolio.
Each shareholder of Class ADV, Class I, Class S, and Class S2 shares of TRP GE Portfolio will hold, immediately after the Closing, the corresponding share class of LCG Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of TRP GE Portfolio held by that shareholder as of the close of business on the Closing Date.
The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval by the shareholders of TRP GE Portfolio and that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes. A copy of this opinion will be filed with the SEC shortly after the Closing. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds.
Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.
Expenses of the Reorganization
The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The costs of the Reorganization: (i) are estimated to be $389,000, and (ii) are anticipated to be shared by the Investment Adviser (or an affiliate), paying approximately $299,000, and TRP GE Portfolio, paying approximately $90,000, and (iii) do not include the transition costs described in the following sentence and in “Portfolio Transitioning” below or any internal administrative expenses incurred and payable by the Investment Adviser (or an affiliate) in notifying Plan Participants and Variable Contract Holders. In addition, Voya IM has estimated that there will be approximately $75,000 in explicit portfolio transition costs associated with the Reorganization and anticipates that such costs will be borne by TRP GE Portfolio. The Investment Adviser will assume all costs related to the Reorganization if the Reorganization is not consummated.

Portfolio Transitioning
If the Reorganization is approved by shareholders, TRP GE Portfolio will align its portfolio holdings with those of LCG Portfolio beginning five weeks prior to the Reorganization.
Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit transition costs include brokerage commissions, fees, and taxes. As discussed above, Voya IM has estimated that there will be $75,000 in explicit transition costs associated with the Reorganization to be borne by TRP GE Portfolio. All the other costs of transitioning TRP GE Portfolio are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios in the normal course of the purchase and sale of securities.
If shareholders approve the Reorganization, from the close of business on October 15, 2025 through the close of business on November 21, 2025, TRP GE Portfolio is expected to be in a “transition period.” During the transition period, TRP GE Portfolio may not be pursuing its investment objective and strategies. After the Closing, Voya IM, as a sub-adviser to LCG Portfolio, and T. Rowe Price as a sub-adviser to LCG Portfolio, solely with respect to certain private securities, may also sell portfolio holdings that it acquired from TRP GE Portfolio, and LCG Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolios during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.
Tax Considerations
The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither TRP GE Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor LCG Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes.
Prior to the Closing Date, TRP GE Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for U.S. federal income tax purposes from this cash distribution.
Future Allocation of Premiums
Shares of TRP GE Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to TRP GE Portfolio will be allocated to LCG Portfolio.
What is the Board’s recommendation?
Based upon its review, the Board, including Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors”), unanimously determined that the Reorganization would be in the best interests of TRP GE Portfolio and its shareholders. In addition, the Board determined that the interests of the shareholders of TRP GE Portfolio would not be diluted as a result of the Reorganization.
Accordingly, after consideration of such factors and information it considered relevant, the Board, including all of the Independent Directors, unanimously approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that TRP GE Portfolio’s shareholders vote “FOR” the Reorganization Agreement.
What factors did the Board consider?
The Board met in person on May 15, 2025 to evaluate and consider the Reorganization. As part of its review process, the Board was represented by independent legal counsel. In the course of its evaluation, the Board reviewed materials received from the Investment Adviser, independent legal counsel, and other information made available to it about the Portfolios. The Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratios of LCG Portfolio following the Reorganization.
Based upon their review, the Board, all of whom are Independent Directors, unanimously concluded that it was in the best interests of both Portfolios that the Reorganization be approved and that the interests of each Portfolio’s shareholders would not be diluted as a result of the Reorganization. In reaching their decision to approve the Reorganization, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. The Board, in approving the Reorganization, considered a variety of factors, including without limitation the following:

•
a presentation from the Investment Adviser regarding the Reorganization, intending to, among other things, provide shareholders of TRP GE Portfolio with the opportunity for improved performance and enhance the efficiency and reduce the complexity of the Voya family of funds;
•
the Investment Adviser’s analysis in recommending LCG Portfolio as a merger partner for TRP GE Portfolio;
•
the superior performance of LCG Portfolio, as compared to the performance of TRP GE Portfolio during the one-year, three-year, five-year, and ten-year time periods;
•
the performance of TRP GE Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of LCG Portfolio as compared to its Morningstar peer group;
•
the lower gross and net expense ratios that current shareholders of TRP GE Portfolio are expected to experience as a result of the Reorganization;
•
a comparison of fee structures for each of the Portfolios;
•
the Investment Adviser’s proposed changes to the first breakpoint in the advisory fee and sub-advisory fee schedules for LCG Portfolio to be implemented in connection with the Reorganization to provide further benefits to the shareholders of the Portfolios;
•
the representations from the Portfolios’ Chief Investment Risk Officer regarding the Reorganization, including that there were no investment risk objections to the proposal;
•
the Portfolios’ Chief Investment Risk Officer’s representation that there will be a slight increase in the complexity of LCG Portfolio’s portfolio following the Reorganization due to the addition of certain private securities to LCG Portfolio’s portfolio, but these private securities are not expected to present a risk issue for LCG Portfolio;
•
the similarities and differences in the investment objectives of each Portfolio;
•
the similarities and differences in the investment strategies of each Portfolio;
•
the significantly larger combined asset size of the two Portfolios, which would be likely (A) to result in a reduction in expenses for the benefit of current shareholders of TRP GE Portfolio; and (B) to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios;
•
the Investment Adviser’s representations of how the costs of the Reorganization and explicit portfolio transition costs relating to the Reorganization, as well as any implicit costs, will be borne among the Investment Adviser and TRP GE Portfolio;
•
the net revenue benefits for the Investment Adviser and its affiliates that would result from the Reorganization;
•
the expected tax consequences of the Reorganization to TRP GE Portfolio and its shareholders, including that the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and
•
the Board’s determination, based on information provided by the Investment Adviser, that the Reorganization will not dilute the interests of the shareholders of TRP GE Portfolio.
Different Board members may have given different weight to different individual factors and related conclusions.
What is the required vote?
Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the outstanding voting securities of the TRP GE Portfolio are present in person (virtually) or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities of TRP GE Portfolio.
What happens if shareholders do not approve a Reorganization?
If shareholders of TRP GE Portfolio do not approve the Reorganization, TRP GE Portfolio will continue to be managed by the Investment Adviser as described in its prospectus, and the Board will determine what additional action, if any, should be taken.

General Information about the Proxy Statement/Prospectus
Who is asking for my vote?
The Board is soliciting your vote for a special meeting of TRP GE Portfolio’s shareholders.
How is my proxy being solicited?
Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot on or about August 29, 2025. In addition to the solicitation of proxies by mail, employees of the Investment Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.
What happens to my proxy once I submit it?
The Board has named Joanne F. Osberg, Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.
Can I revoke my proxy after I submit it?
A shareholder may revoke the accompanying proxy at any time prior to its use by filing with TRP GE Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person (virtually) may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.
How will my shares be voted?
If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.
Quorum and Tabulation
Each shareholder of TRP GE Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The presence in person or by proxy of shareholders entitled to cast a majority in number of votes constitutes a quorum.
Adjournments
If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies or the chair of the Special Meeting may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of VPI and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.
Broker Non-Votes and Abstentions
If a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions, if any, will have the effect of a vote against the Reorganization proposal. Because the Reorganization proposal is non-routine, there are not expected to be any broker non-votes at the Special Meeting.
Additional Voting Information
The Separate Accounts and Qualified Plans are the record owners of the shares of TRP GE Portfolio. The Qualified Plans and Separate Accounts will vote TRP GE Portfolio's shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. TRP GE Portfolio does not impose any requirement that a minimum percentage of voting instructions be received before counting the Separate Accounts and Qualified Plans as the TRP GE Portfolio's shareholders in determining whether a quorum is present.
Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of TRP GE Portfolio's shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

How many shares are outstanding?
As of the Record Date, the following shares of beneficial interest of TRP GE Portfolio were outstanding and entitled to vote:
Class	Shares Outstanding
ADV	[ ]
I	[ ]
S	[ ]
S2	[ ]
Total	[ ]
Shares have no preemptive or subscription rights. To the knowledge of the Investment Adviser, as of the Record Date, [no current Trustee owns 1% or more of the outstanding shares of any class of TRP GE Portfolio, and the officers and Directors own, as a group, less than 1% of the shares of any class of TRP GE Portfolio].
Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of TRP GE Portfolio or LCG Portfolio.
Can shareholders submit proposals for a future shareholder meeting?
TRP GE Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.
Why did my household only receive one copy of this Proxy Statement/Prospectus?
Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless TRP GE Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at 1-800-262-3862. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform TRP GE Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at 1-800-262-3862.
In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

Joanne F. Osberg
Secretary

August 15, 2025
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2025, by and between Voya Investors Trust (“VIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Large Cap Growth Portfolio (the “Surviving Portfolio”), and Voya Partners, Inc. (“VPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, VY® T. Rowe Price Growth Equity Portfolio (the “Disappearing Portfolio”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) voting shares of beneficial interest of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
WHEREAS, the Board of Trustees of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
WHEREAS, the Board of Directors of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1.
TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO
1.1. Subject to the requisite approval of the Disappearing Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed (i) substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for each of (A) the current taxable year ending on the Closing Date and (B) any prior taxable year with respect to which a spillback dividend is still timely under Section 855 of the Code, and (ii) any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.
1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class ADV, Class I, Class S, and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the corresponding class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares as further described below, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be so credited to shareholders of Class ADV, Class I, Class S, and Class S2 shares of the Disappearing Portfolio, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, Class S, and Class S2 shares of the Disappearing Portfolio will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class ADV, Class I, Class S, and Class S2 shares of the Disappearing Portfolio will represent a number of shares of the corresponding class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares, respectively, in connection with such exchange.
1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s investment manager on behalf of the Disappearing Portfolio.
2.
VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Trustees.
2.2. The net asset value of Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Portfolio’s Board of Trustees.
2.3. The number of the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV, Class I, Class S, and Class S2 shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the corresponding class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by the Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.
3.
CLOSING AND CLOSING DATE
3.1. The Closing Date shall be November 7, 2025, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.
3.2. The Disappearing Portfolio shall direct The Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal, state, and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV,

Class I, Class S, and Class S2 shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio, or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Portfolio or the Board of Trustees of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.
REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Disappearing Portfolio, represents and warrants to VIT as follows:
(a) The Disappearing Portfolio is duly organized as a series of VPI, which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;
(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or Amended and Restated By-Laws (“By-Laws”) or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VPI, on behalf of the Disappearing Portfolio or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2024, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(j) Since December 31, 2024, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);
(k) On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (each as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the taxable year ending on the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the U.S. Treasury Regulations promulgated thereunder (including U.S. Treasury Regulations Section 1.817-5);
(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Disappearing Portfolio, and, subject to the approval of the shareholders of the Disappearing Portfolio, this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VPI, on behalf of the Disappearing Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;
(p) The proxy statement of the Disappearing Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Surviving Portfolio, represents and warrants to VPI as follows:

(a) The Surviving Portfolio is duly organized as a series of VIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Amended and Restated Agreement and Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Amended and Restated Agreement and Declaration of Trust or VIT’s Amended and Restated By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Surviving Portfolio, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VIT, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2024, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since December 31, 2024, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);
(j) On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (each as defined in the Code) for periods ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the U.S. Treasury Regulations promulgated thereunder (including U.S. Treasury Regulations Section 1.817-5);

(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VIT, on behalf of the Surviving Portfolio, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the proxy materials with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.
5.
COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Portfolio will call a meeting of the shareholders of the Disappearing Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
5.3. The Disappearing Portfolio covenants that the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.
5.5. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Portfolio to consider approval of this Agreement and the transactions contemplated herein.
5.7. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.
5.8. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares received at the Closing.

5.9. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.10. VPI, on behalf of the Disappearing Portfolio, covenants that VPI will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VIT, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VPI’s, on behalf of the Disappearing Portfolio, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VIT’s, on behalf of the Surviving Portfolio, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.11. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO
The obligations of VPI, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VPI’s election, to the performance by VIT, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of VIT, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VIT, on behalf of the Surviving Portfolio, shall have delivered to VPI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VPI shall reasonably request; and
6.3. VIT, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Surviving Portfolio, on or before the Closing Date.
7.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO
The obligations of VIT, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VIT’s election, to the performance by VPI, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VPI, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VPI, on behalf of the Disappearing Portfolio, shall have delivered to VIT, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VPI, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to the Surviving Portfolio, and (iii) copies of all relevant tax books and records;
7.3. VPI, on behalf of the Disappearing Portfolio, shall have delivered to VIT, on behalf of the Surviving Portfolio, on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VIT shall reasonably request;
7.4. VPI, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Disappearing Portfolio, on or before the Closing Date; and
7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8.
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VPI, on behalf of the Disappearing Portfolio, or VIT, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Portfolio in accordance with the provisions of VPI’s Articles of Incorporation, VPI’s By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VIT. Notwithstanding anything herein to the contrary, neither VIT, on behalf of the Surviving Portfolio, nor VIT, on behalf of the Disappearing Portfolio, may waive the conditions set forth in this paragraph 8.1;
8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by VIT, on behalf of the Surviving Portfolio, or VPI, on behalf of the Disappearing Portfolio, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;
8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.5. Each party shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VIT, on behalf of the Surviving Portfolio, and VPI, on behalf of the Disappearing Portfolio, substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for U.S. federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VIT, on behalf of the Surviving Portfolio, and VPI, on behalf of the Disappearing Portfolio. Notwithstanding anything herein to the contrary, VIT and VPI may not waive the condition set forth in this paragraph 8.5.
9.
BROKERAGE FEES AND EXPENSES
9.1. VPI, on behalf of the Disappearing Portfolio, and VIT, on behalf of the Surviving Portfolio, each represents and warrants to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. The expenses relating to the proposed Reorganization will be borne by the investment manager to both the Surviving Portfolio and the Disappearing Portfolio (or an affiliate of the investment manager) and the Disappearing Portfolio. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing of the Surviving Portfolio’s prospectus and the Disappearing Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Explicit portfolio transition costs (i.e., brokerage commissions) incurred by the Disappearing Portfolio will be borne by the Disappearing Portfolio. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.
10.
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11.
TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before February 28, 2026, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12.
AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VIT, on behalf of the Surviving Portfolio, and VPI, on behalf of the Disappearing Portfolio; provided, however, that following the meeting of the shareholders of the Disappearing Portfolio called by VPI pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued to the Disappearing Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.
13.
NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
VOYA INVESTORS TRUST
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
VOYA PARTNERS, INC.
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14.
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees/Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Articles of Incorporation of VPI or the Amended and Restated Agreement and Declaration of Trust of VIT, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
(The Rest of This Page Is Intentionally Left Blank)

APPENDIX B: ADDITIONAL INFORMATION REGARDING LCG PORTFOLIO
For purposes of this Appendix B, references to “the Portfolio” refer to LCG Portfolio and references to “the SAI” refer to the Portfolio’s Statement of Additional Information dated May 1, 2025, as supplemented.
Management Fee
The Investment Adviser receives an annual fee for its services to the Portfolio. The fee is payable in monthly installments based on the average daily net assets of the Portfolio.
The Investment Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The aggregate annual management fee paid by the Portfolio for the fiscal year ended December 31, 2024 was 0.65% of the Portfolio’s average daily net assets.
For more information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual financial statements and other information filed on Form N-CSR which covers the one-year period ended December 31, 2024.
Portfolio Holdings Information
A description of the Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the SAI. Portfolio holdings information can be reviewed online at https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
How Shares Are Priced
The Portfolio is open for business every day the New York Stock Exchange (the “NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (the “NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (the “CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced, and the Portfolio will not process purchase or redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.
Portfolio holdings for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end-of-day NAV per share. The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign (non-U.S.) securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Portfolio’s portfolio holdings, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Portfolio’s Sub-Adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because trading hours for certain foreign (non-U.S.) securities end before Market Close, closing market quotations may become unreliable. The prices of foreign (non-U.S.) securities will generally be adjusted based on inputs from a third-party pricing service that are intended to reflect valuation changes through Market Close. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.
When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.

How to Buy and Sell Shares
The Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations.
The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
The Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which the Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Investment Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments to redeem those investments if the Qualified Plan loses (or in the opinion of the Investment Adviser, is at risk of losing) its Qualified Plan status.
The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.
Distribution Plans and Shareholder Service Plans
The Portfolio has a distribution and shareholder service plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV shares. Payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Investment Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.60% (0.35% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of the Portfolio.
The Portfolio has a distribution plan pursuant to Rule 12b-1 (the “Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares of the Portfolio. Under the Distribution Plan, the Portfolio makes payments at an annual rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares.
The Portfolio has a shareholder service plan (the “Service Plan”) for Class S and Class S2 shares. These payments are made to the Distributor in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows VIT to enter into shareholder servicing agreements with insurance companies, broker-dealers (including the Investment Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class S and Class S2 shares of the Portfolio and its shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S and Class S2 shares.
Because these distribution and shareholder service fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the costs of your investment and may cost you more than paying other types of sales charges.
Portfolio	Class ADV	Class S	Class S2
LCG Portfolio	0.60%[1]	0.25%	0.40%
1
If the Reorganization is approved, the Class ADV 12b-1 fee will decrease to 0.50%.
Frequent Trading – Market Timing
The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for

Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Investment Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.
The Board has made a determination not to adopt a separate policy for the Portfolio with respect to frequent purchases and redemptions of shares by the Portfolio’s shareholders, but rather to rely on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.
The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Investment Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.
Portfolios that invest in foreign (non-U.S.) securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign (non-U.S.) security and such price is not reflected in its current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign (non-U.S.) securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time it calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Portfolio does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Portfolio’s shares which negatively affects long-term shareholders.
The following transactions are excluded when determining whether trading activity is excessive:
•
Rebalancing to facilitate fund-of-fund arrangements or the Portfolio’s systematic exchange privileges; and
•
Purchases or sales initiated by certain other funds in the Voya family of funds.
Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.
Payments to Financial Intermediaries
Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from the Portfolio's Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio's shares and/or for servicing shareholder accounts. Fees derived from the Portfolio’s Service Plan may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for servicing shareholder accounts. Shareholder services may include, among other things, administrative, record keeping, or other services that insurance companies or Qualified Plans provide to the clients who use the Portfolio as an investment option. In addition, the Investment Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Investment Adviser, Distributor, or affiliated entities of the Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.
For non-affiliated insurance companies and Qualified Plans, payments from the Portfolio's Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Investment Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. Payments to financial intermediaries by the Distributor or its affiliates or by the Portfolio may provide an incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans over other mutual funds or products.

As of the date of this Proxy Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: C.M. Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, First Symetra National Life Insurance Company of New York, Lincoln Financial Group, Lincoln National Life Insurance Company, Massachusetts Mutual Life Insurance Company, Nationwide Life Insurance Company, New York Life Insurance and Annuity Corporation, Security Benefit Life Insurance Company, Security Equity Life Insurance Company, Security Life of Denver Insurance Company, Standard Life Insurance Company, Symetra Life Insurance Company, Talcott Resolution Life Insurance Company, TIAA Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Union Securities, Venerable Insurance and Annuity Company, and Zurich American Life Insurance Company. Except as discussed in further detail below, the fees payable under these agreements are for compensation for providing distribution and/or shareholder services for which the insurance companies are paid at annual rates that range from 0.00% to 0.55%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts.
The insurance companies issuing Variable Contracts or Qualified Plans that use the Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Neither the Portfolio, the Investment Adviser, nor the Distributor are parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.
Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.
Dividends and Distributions
The Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions, if any. The Portfolio distributes capital gains, if any, annually. The Portfolio also declares dividends and pays dividends consisting of net investment income, if any, annually.
All dividends and capital gains distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.
From time to time a portion of the Portfolio’s distributions may constitute a return of capital. To comply with U.S. federal tax laws, the Portfolio may also pay additional distributions of capital gains and/or ordinary income.
Tax Consequences
Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.
The Portfolio intends to qualify as a regulated investment company (“RIC”) for U.S. federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it timely distributes to its shareholders.
The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to U.S. federal tax on distributions of dividends and income from the Portfolio to an applicable insurance company's separate accounts.
Since the sole shareholders of the Portfolio will be separate accounts of insurance companies or other permitted investors, no discussion is included herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for the applicable contract.
See the SAI for further information about tax matters.
The tax status of your investment in the Portfolio depends upon the features of your Variable Contract. For further information, please refer to the prospectus for the Variable Contract.
Index Descriptions
The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratio and higher forecasted growth values.
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
FTSE Russell Index Data Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell 1000®” and “Russell 3000®” are trade marks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Financial Highlights
The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s Form N-CSR, which is available upon request.
Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Large Cap Growth Portfolio
Class ADV
12-31-24	10.54	(0.09)•	3.68	3.59	—	—	—	—	—	14.13	34.06	1.31	1.27	1.27	(0.73)	395,905	42
12-31-23	7.69	(0.05)•	2.90	2.85	—	—	—	—	—	10.54	37.06	1.31	1.27	1.27	(0.56)	1,497,865	57
12-31-22	19.43	(0.07)•	(5.77)	(5.84)	—	5.90	—	5.90	—	7.69	(30.97)	1.31	1.27	1.27	(0.58)	1,263,757	47
12-31-21	20.45	(0.14)•	3.76	3.62	—	4.64	—	4.64	—	19.43	18.89	1.30	1.27	1.27	(0.68)	2,085,856	72
12-31-20	17.96	(0.08)	5.00	4.92	—	2.43	—	2.43	—	20.45	30.11	1.32	1.27	1.27	(0.43)	2,073,088	86
Class I
12-31-24	13.62	(0.01)•	4.75	4.74	—	—	—	—	—	18.36	34.80	0.71	0.67	0.67	(0.09)	1,518,131	42
12-31-23	9.88	0.01•	3.73	3.74	—	—	—	—	—	13.62	37.86	0.71	0.67	0.67	0.05	1,260,097	57
12-31-22	22.48	0.00*•	(6.70)	(6.70)	—	5.90	—	5.90	—	9.88	(30.50)	0.71	0.67	0.67	0.02	1,251,871	47
12-31-21	22.90	(0.02)•	4.24	4.22	—	4.64	—	4.64	—	22.48	19.55	0.70	0.67	0.67	(0.07)	1,937,889	72
12-31-20	19.83	0.04•	5.57	5.61	0.11	2.43	—	2.54	—	22.90	30.88	0.72	0.67	0.67	0.17	2,436,873	86
Class S
12-31-24	12.57	(0.06)•	4.40	4.34	—	—	—	—	—	16.91	34.53	0.96	0.92	0.92	(0.38)	304,779	42
12-31-23	9.15	(0.02)•	3.44	3.42	—	—	—	—	—	12.57	37.38	0.96	0.92	0.92	(0.21)	1,219,524	57
12-31-22	21.47	(0.03)•	(6.39)	(6.42)	—	5.90	—	5.90	—	9.15	(30.66)	0.96	0.92	0.92	(0.23)	1,066,004	47
12-31-21	22.10	(0.07)•	4.08	4.01	—	4.64	—	4.64	—	21.47	19.28	0.95	0.92	0.92	(0.33)	1,787,956	72
12-31-20	19.21	(0.01)	5.38	5.37	0.05	2.43	—	2.48	—	22.10	30.59	0.97	0.92	0.92	(0.08)	1,867,154	86
Class S2
12-31-24	12.23	(0.07)•	4.27	4.20	—	—	—	—	—	16.43	34.34	1.11	1.07	1.07	(0.50)	43,261	42
12-31-23	8.91	(0.04)•	3.36	3.32	—	—	—	—	—	12.23	37.26	1.11	1.07	1.07	(0.36)	44,374	57
12-31-22	21.16	(0.05)•	(6.30)	(6.35)	—	5.90	—	5.90	—	8.91	(30.80)	1.11	1.07	1.07	(0.38)	36,077	47
12-31-21	21.87	(0.10)•	4.03	3.93	—	4.64	—	4.64	—	21.16	19.10	1.10	1.07	1.07	(0.48)	64,403	72
12-31-20	19.03	(0.04)	5.33	5.29	0.02	2.43	—	2.45	—	21.87	30.43	1.12	1.07	1.07	(0.22)	65,511	86

Accompanying Notes to Financial Highlights
(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges.
(2)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(3)
Ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or the Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or the Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.
•
Calculated using average number of shares outstanding throughout the year or period.
*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS
The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of July 24, 2025:
TRP GE Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
[ ]

LCG Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
[ ]

*
On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on July 24, 2025.
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
[ ], a [ ] corporation, may be deemed a control person of TRP GE Portfolio. [ ] is an indirect subsidiary of [ ].
[ ], a [ ] corporation, may be deemed a control person of LCG Portfolio. [ ] is a wholly-owned subsidiary of [ ].
C-1

VOYA-TRPGREQ-0829

PART B

STATEMENT OF ADDITIONAL INFORMATION
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
1-800-366-0066

August 15, 2025
ACQUISITION OF THE ASSETS OF: VY® T. Rowe Price Growth Equity Portfolio (A series of Voya Partners, Inc.)	BY AND IN EXCHANGE FOR SHARES OF: Voya Large Cap Growth Portfolio (A series of Voya Investors Trust)

This Statement of Additional Information (“SAI”) of Voya Large Cap Growth Portfolio (the “Acquiring Portfolio”) is available to the shareholders of VY® T. Rowe Price Growth Equity Portfolio (the “Target Portfolio”), in connection with a proposed transaction whereby all of the assets and liabilities of the Target Portfolio will be transferred to the Acquiring Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio.
This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:
1. The Statement of Additional Information, as supplemented, dated May 1, 2025, for the Acquiring Portfolio (File No. 811-05629);
2. The Statement of Additional Information, as supplemented, dated May 1, 2025, for the Target Portfolio (File No. 811-08319);
3. The audited annual financial statements and other information filed on Form N-CSR which covers the period ended December 31, 2024, for the Acquiring Portfolio (File No. 811-05629); and
4. The audited annual financial statements and other information filed on Form N-CSR which covers the period ended December 31, 2024, for the Target Portfolio (File No. 811-08319).
No other parts of the annual financial statements and other information filed on Form N-CSR are incorporated herein by reference.
This SAI is not a prospectus. A Proxy Statement/Prospectus dated August 15, 2025, relating to the reorganization described above (the “Reorganization”) may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or by calling 1-800-366-0066. This SAI should be read in conjunction with the Proxy Statement/Prospectus.
1

Supplemental Financial Information
Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Portfolio are not included in this SAI.
Following the Reorganization, the Acquiring Portfolio will be the accounting and performance survivor.
A table showing the fees and expenses of the Target Portfolio and the Acquiring Portfolio, and the fees and expenses of the Acquiring Portfolio on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “How do the Annual Portfolio Operating Expenses Compare?” of the Proxy Statement/Prospectus.
The Reorganization will not result in a material change to the Target Portfolio’s investment portfolio due to the investment restrictions of the Acquiring Portfolio. As a result, a schedule of investments of the Target Portfolio modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made in the ordinary course to the Target Portfolio’s portfolio in advance of the Reorganization and/or the Acquiring Portfolio’s portfolio following the Reorganization.
There are no material differences in the accounting policies of the Target Portfolio as compared to those of the Acquiring Fund.
(Remainder of this page intentionally left blank.)
2

7337 EAST DOUBLETREE RANCH ROAD SUITE 100

SCOTTSDALE, ARIZONA 85258-2034

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

SCAN TO w

VIEW MATERIALS &VOTE

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the online directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 14, 2025.

V76840-S18237	KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL.

1.To approve an Agreement and Plan of Reorganization by and between Voya Partners, Inc., on behalf of its series, VY® T. Rowe Price Growth Equity Portfolio ("TRP GE Portfolio") and Voya Investors Trust, on behalf of its series, Voya Large Cap Growth Portfolio (“LCG Portfolio”), providing for the reorganization of TRP GE Portfolio with and into LCG Portfolio; and

2.To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

To avoid the added cost of follow-up solicitations and possible adjournments, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this Proxy Ballot and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

For Against Abstain

☐    ☐    ☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to be Held on

October 14, 2025:

The Proxy Statement for the Special Meeting and the Notice of the Special Meeting are available at

WWW.PROXYVOTE.COM/VOYA.

V76841-S18237

VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby appoints Joanne F. Osberg and Todd Modic, or any one or both of them, proxies, with full power of substitution, to vote all shares of the Portfolio referenced above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on October 14, 2025 at 1:00 p.m. MST, and at any adjournment(s) or postponement(s) thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the Special Meeting. To register to attend the Virtual Shareholder Meeting visit the website: https://www.viewproxy.com/vytrowe/broadridgevsm/.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C.
OTHER INFORMATION
Item 15. Indemnification
Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.
Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.
The Trust has a management agreement with Voya Investments, LLC (“Voya Investments”). Generally, the Trust will indemnify Voya Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and Voya Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Voya Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.
Item 16. Exhibits
(1)(a)
Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to
Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and
incorporated herein by reference.

(1)(b)
Certificate of Amendment effective May 1, 2003 to the Amended and Restated Agreement and Declaration of
Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s
Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(1)(c)
Amendment #2, effective May 1, 2003, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING AIM Capital Mid Cap Growth Portfolio to ING AIM Mid Cap Growth
Portfolio and ING FMR Diversified Mid Cap Portfolio to ING FRMsm Diversified Mid Cap Portfolio) – Filed as
an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on
August 1, 2003 and incorporated herein by reference.

(1)(d)
Amendment #3, effective June 2, 2003, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A
Registration Statement on August 1, 2003 and incorporated herein by reference.

(1)(e)
Amendment #4, effective June 16, 2003, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (establishment of additional separate series designated as ING American Growth Portfolio,
ING American International Portfolio and ING American Growth-Income Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on August 1, 2003 and
incorporated herein by reference.

(1)(f)
Amendment #5, dated August 25, 2003, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (abolition of Global Balanced Series) – Filed as an Exhibit to Post-Effective Amendment No.
57 to the Registrant’s Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.

(1)(g)
Amendment #6, effective September 2, 2003, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING JPMorgan Fleming International Enhanced EAFE Portfolio to
ING Julius Baer Foreign Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant’s
Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.

(1)(h)
Amendment #7, effective September 2, 2003, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING American Growth Portfolio to ING American Funds Growth
Portfolio, ING American Growth-Income Portfolio to ING American Funds Growth-Income Portfolio and ING
American International Portfolio to ING American Funds International Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on November 5, 2003
and incorporated herein by reference.

(1)(i)
Amendment #9, effective November 11, 2003, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING JPMorgan Fleming Small Cap Equity Portfolio to ING JPMorgan
Small Cap Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form
N-1A Registration Statement on February 27, 2004 and incorporated herein by reference.

(1)(j)
Amendment #10 effective June 2, 2003 to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (designation of Class R shares) – Filed as an Exhibit to Post-Effective Amendment No. 60 to
the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(1)(k)
Amendment #11 effective January 20, 2004 to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate series designated as ING Evergreen Health Sciences
Portfolio, ING Evergreen Omega Portfolio, ING Lifestyle Aggressive Growth Portfolio, ING Lifestyle Growth
Portfolio, ING Lifestyle Moderate Growth Portfolio and ING Lifestyle Moderate Portfolio) – Filed as an Exhibit
to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and
incorporated herein by reference.

(1)(l)
Amendment #12 effective February 25, 2004 to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Janus Growth and Income Portfolio to ING Legg Mason Value
Portfolio and ING Eagle Asset Value Equity Portfolio to ING Eagle Asset Capital Appreciation Portfolio) – Filed
as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on
April 30, 2004 and incorporated herein by reference.

(1)(m)
Amendment #13, effective August 1, 2004, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Goldman Sachs Internet Tollkeepersm Portfolio to ING Goldman
Sachs Tollkeeprsm Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form
N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(1)(n)
Amendment #14, effective August 6, 2004, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Mercury Fundamental Growth Portfolio to ING Mercury Large
Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A
Registration Statement on April 11, 2005 and incorporated herein by reference.

(1)(o)
Amendment #15, dated September 3, 2004, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (abolition of Fund for Life Series) – Filed as an Exhibit to Post-Effective Amendment
No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(1)(p)
Amendment #16, effective November 8, 2004, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING MFS Research Portfolio to ING Oppenheimer Main Street
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration
Statement on April 11, 2005 and incorporated herein by reference.

(1)(q)
Amendment #17, effective February 1, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING FMRsm Earnings Growth
Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING
MFS Utilities Portfolio, ING Pioneer Fund Portfolio and ING Pioneer Mid Cap Value Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11,
2005 and incorporated herein by reference.

(1)(r)
Amendment #18, effective April 29, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of Class I shares to Institutional Class shares for all Series of the Trust) –
Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on
April 11, 2005 and incorporated herein by reference.

(1)(s)
Amendment #19, effective May 2, 2005, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING Capital Guardian Small Cap Portfolio to ING Capital Guardian
Small/Mid Cap Portfolio, ING Developing World Portfolio to ING JPMorgan Emerging Markets Equity Portfolio,
ING Janus Special Equity Portfolio to ING Janus Contrarian Portfolio, and ING UBS U.S. Balanced Portfolio to
ING UBS U.S. Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the
Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(1)(t)
Amendment #20, effective July 25, 2005, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (establishment of additional separate Series designated as ING MarketStyle Growth Portfolio,
ING MarketStyle Moderate Growth Portfolio, ING MarketStyle Moderate Portfolio, ING MarketPro Portfolio, and
ING VP Index Plus International Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 66 to
the Registrant’s Form N-1A Registration Statement on July 26, 2005 and incorporated herein by reference.

(1)(u)
Amendment #21, effective August 15, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration
Statement on July 26, 2005 and incorporated herein by reference.

(1)(v)
Amendment #22 effective August 29, 2005 to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Jennsion Equity Opportunities Portfolio to ING Wells Fargo Mid
Cap Disciplined Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Form
N-1A Registration Statement on July 26, 2005 and incorporated herein by reference.

(1)(w)
Amendment #23, effective November 30, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING EquitiesPlus Portfolio,
ING FMRsm Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap
Disciplined Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A
Registration Statement on November 29, 2005 and incorporated herein by reference.

(1)(x)
Amendment #24, effective December 1, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Salomon Brothers Investors Portfolio to ING Lord Abbett
Affiliated Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A
Registration Statement on April 27, 2006 and incorporated herein by reference.

(1)(y)
Amendment # 25, effective December 5, 2005, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein
Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global
Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A
Registration Statement on April 27, 2006 and incorporated herein by reference.

(1)(z)
Amendment #26, dated January 3, 2006, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (abolition of Series of Shares of Beneficial Interest of ING AIM Mid Cap Growth Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on
April 27, 2006 and incorporated herein by reference.

(1)(aa)
Amendment #27, effective March 24, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to
the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(1)(bb)
Amendment #28, effective April 28, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of Service 1 Class shares to Service Class shares for ING LifeStyle
Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and
ING LifeStyle Moderate Portfolio; and designation of Adviser Class shares and Institutional Class shares for ING
LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth
Portfolio and ING LifeStyle Moderate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 73 to the
Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(1)(cc)
Amendment #29, effective April 28, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Quantitative Small Cap Value Portfolio to ING Disciplined Small
Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration
Statement on April 27, 2006 and incorporated herein by reference.

(1)(dd)
Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (establishment of additional separate Series designated as ING FMRsm Equity Income Portfolio and ING Pioneer Equity Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 75 to the
Registrant’s Form N-1A Registration Statement on July 14, 2006 and incorporated herein by reference.

(1)(ee)
Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002, (re-designation of ING MFS Mid Cap Growth Portfolio to ING FMRsm Mid Cap
Growth Portfolio and ING Goldman Sachs Tollkeepersm Portfolio to ING Global Technology Portfolio) – Filed as
an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on
February 7, 2007 and incorporated herein by reference.

(1)(ff)
Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Mercury Large Cap Growth Portfolio to ING BlackRock Large
Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio,
ING FMRsm Earnings Growth Portfolio to ING FMRsm Large Cap Growth Portfolio and ING JPMorgan Small
Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

(1)(gg)
Amendment #33, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Eagle Asset Capital
Appreciation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A
Registration Statement on February 7, 2007 and incorporated herein by reference.

(1)(hh)
Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (establishment of additional separate Series designated as ING BlackRock Inflation Protected
Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement
on April 27, 2007 and incorporated herein by reference.

(1)(ii)
Amendment #35 effective April 30, 2007 to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING International Portfolio to ING International Growth Opportunities
Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth Portfolio, and ING
Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio) – Filed as an Exhibit
to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and
incorporated herein by reference.

(1)(jj)
Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Service Class shares for ING Stock Index Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 27,
2007 and incorporated herein by reference.

(1)(kk)
Amendment #37, dated May 3, 2007, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian Small/Mid Cap
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration
Statement on July 27, 2007 and incorporated herein by reference.

(1)(ll)
Amendment #38, dated May 3, 2007, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Legg Mason Partners All Cap
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration
Statement on July 27, 2007 and incorporated herein by reference.

(1)(mm)
Amendment #39, effective June 25, 2007, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional Series designated as ING Focus 5 Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on July 27,
2007 and incorporated herein by reference.

(1)(nn)
Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Service 2 Class shares for ING Stock Index Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on July 27,
2007 and incorporated herein by reference.

(1)(oo)
Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING American Funds Bond
Portfolio and ING LifeStyle Conservative Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 83 to
the Registrant’s Form N-1A Registration Statement on October 16, 2007 and incorporated herein by reference.

(1)(pp)
Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on
April 25, 2008 and incorporated herein by reference.

(1)(qq)
Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007 –
Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on
April 25, 2008 and incorporated herein by reference.

(1)(rr)
Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective
October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A
Registration Statement on April 25, 2008 and incorporated herein by reference.

(1)(ss)
Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007
– Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement
on April 25, 2008 and incorporated herein by reference.

(1)(tt)
Amendment #42, dated November 29, 2007, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING MarketPro Portfolio, ING
MarketStyle Growth Portfolio, ING MarketStyle Moderate Portfolio and ING MarketStyle Moderate Growth
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration
Statement on April 25, 2008 and incorporated herein by reference.

(1)(uu)
Amendment #43, effective January 7, 2008, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING American Funds Asset
Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A
Registration Statement on April 25, 2008 and incorporated herein by reference.

(1)(vv)
Amendment #44, effective January 31, 2008, to the Amended and Restated Agreement and Declaration of Trust,
dated February 26, 2002 (re-designation of ING FMR Large Cap Growth Portfolio to ING Van Kampen Large
Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio to ING Mid Cap Growth Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25,
2008 and incorporated herein by reference.

(1)(ww)
Amendment #45, effective February 22, 2008, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING Goldman Sachs
Commodities Portfolio and ING Multi-Manager International Small Cap Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and
incorporated herein by reference.

(1)(xx)
Amendment #46, dated March 27, 2008, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (abolition of Series of Shares of Beneficial Interest of ING FMRsm Equity Income Portfolio
and ING FMRsm Small Cap Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the
Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(1)(yy)
Amendment #47, effective April 28, 2008, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Goldman Sachs Commodities Portfolio to ING Goldman Sachs
Commodity Strategy Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s
Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(1)(zz)
Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on
April 25, 2008 and incorporated herein by reference.

(1)(aaa)
Amendment #48, dated April 28, 2008, to the Amended and Restated Agreement and Declaration of Trust, dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING EquitiesPlus Portfolio, ING Global
Technology Portfolio, ING Mid Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen
Large Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Form
N-1A Registration Statement on September 12, 2008 and incorporated herein by reference.

(1)(bbb)
Amendment #49, effective July 1, 2008, to the Amended and Restated Agreement and Declaration of Trust, dated
February 26, 2002 (establishment of additional separate Series designated as ING American Funds Worl
Allocation Portfolio, ING Oppenheimer Active Asset Allocation Portfolio, ING T. Rowe Price Personal Strategy
Growth Portfolio and ING Van Kampen Global Tactical Asset Allocation Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 92 to the Registrant’s Form N-1A Registration Statement on September 12, 2008
and incorporated herein by reference.

(1)(ccc)
Amendment #50, dated September 11, 2008, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian
U.S. Equities Portfolio and ING Well Fargo Disciplined Value Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 94 to the Registrant’s Form N-1A Registration Statement on February 9, 2009 and incorporated herein by reference.

(1)(ddd)
Amendment #51, effective January 23, 2009, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Adviser Class shares for ING Stock Index Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on April 30,
2009 and incorporated herein by reference.

(1)(eee)
Action by Unanimous Written Consent of the Boards of Directors/Trustees (fixing the number of Trustees comprising the Board to 10) dated January 30, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 95 to
the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(1)(fff)
Amendment #52, effective April 30, 2009, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Legg Mason Value Portfolio to ING Growth and Income
Portfolio II) – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A
Registration Statement on April 30, 2009 and incorporated herein by reference.

(1)(ggg)
Amendment #53, effective May 1, 2009, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING Global Real Estate Portfolio to ING Clarion Global Real Estate
Portfolio, ING Julius Baer Foreign Portfolio to ING Artio Foreign Portfolio, ING Oppenheimer Active Asset
Allocation Portfolio to ING Oppenheimer Active Allocation Portfolio, ING PIMCO Core Bond Portfolio to ING
PIMCO Total Return Bond Portfolio, ING Van Kampen Real Estate Portfolio to ING Clarion Real Estate
Portfolio and ING VP Index Plus International Equity Portfolio to ING Index Plus International Equity Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement
on April 30, 2009 and incorporated herein by reference.

(1)(hhh)
Plan of Liquidation and Dissolution of Series of ING Disciplined Small Cap Value Portfolio, effective May 4,
2009 – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration
Statement on August 11, 2009 and incorporated herein by reference.

(1)(iii)
Amendment #54, effective July 17, 2009, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (establishment of additional separate Series designated as ING Retirement Conservative
Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement
Moderate Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A
Registration Statement on August 11, 2009 and incorporated herein by reference.

(1)(jjj)
Amendment #55, dated July 20, 2009, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING JPMorgan Value Opportunities
Portfolio, ING Oppenheimer Main Street Portfolio® and ING Van Kampen Capital Growth Portfolio) – Filed as
an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on
August 11, 2009 and incorporated herein by reference.

(1)(kkk)
Amendment #56, dated August 10, 2009, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING AllianceBernstein Mid Cap
Growth Portfolio, ING Growth and Income Portfolio II, ING Index Plus International Equity Portfolio and ING
International Growth Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 98 to the
Registrant’s Form N-1A Registration Statement on November 25, 2009 and incorporated herein by reference.

(1)(lll)
Amendment #57, dated August 19, 2009, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Disciplined Small Cap Value
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A Registration
Statement on November 25, 2009 and incorporated herein by reference.

(1)(mmm)
Plan of Liquidation and Dissolution of Series of ING Multi-Manager International Small Cap Portfolio, effective
October 23, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A
Registration Statement on November 25, 2009 and incorporated herein by reference.

(1)(nnn)
Amendment #58, dated October 26, 2009, to the Amended and Restated Declaration of Trust dated February 26,
2002 (Abolition of Series of Shares of Beneficial Interest of the ING LifeStyle Portfolios) – Filed as an Exhibit
to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on April 29, 2010
and incorporated herein by reference.

(1)(ooo)
Amendment #59, effective November 27, 2009, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Adviser Class shares for ING Van Kampen Global Tactical Asset
Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A
Registration Statement on November 25, 2009 and incorporated herein by reference.

(1)(ppp)
Amendment #59, effective November 27, 2009, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Adviser Class shares for ING Van Kampen Global Tactical Asset
Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A
Registration Statement on April 29, 2010 and incorporated herein by reference.

(1)(qqq)
Amendment #60, effective March 22, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of an additional separate Series designated as ING DFA Global Allocation
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration
Statement on April 29, 2010 and incorporated herein by reference.

(1)(rrr)
Amendment #61, dated March 25, 2010, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of the ING T. Rowe Price Personal
Strategy Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form
N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(1)(sss)
Amendment #62, effective April 30, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Evergreen Health Sciences Portfolio to ING Wells Fargo Health
Care Portfolio, ING Evergreen Omega Portfolio to ING Wells Fargo Omega Growth Portfolio, ING Focus 5
Portfolio to ING DFA Global All Equity Portfolio, ING Lord Abbett Affiliated Portfolio to ING Lord Abbett
Growth and Income Portfolio, ING Stock Index Portfolio to ING U.S. Stock Index Portfolio, ING Van Kampen
Global Franchise Portfolio to ING Morgan Stanley Global Franchise Portfolio, and ING Van Kampen Global
Tactical Asset Allocation Portfolio to ING Morgan Stanley Global Tactical Asset Allocation Portfolio) – Filed as
an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on
April 29, 2010 and incorporated herein by reference.

(1)(ttt)
Amendment #63, effective May 27, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (abolition of the Service 2 Class shares of ING Limited Maturity Bond Portfolio and
ING Pioneer Fund Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form
N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

(1)(uuu)
Amendment #64, effective June 14, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Wells Fargo Omega Growth Portfolio to ING Large Cap Growth
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration
Statement on December 8, 2010 and incorporated herein by reference.

(1)(vvv)
Amendment #65, effective August 23, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING DFA Global All Equity Portfolio to ING DFA World Equity
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration
Statement on December 8, 2010 and incorporated herein by reference.

(1)(www)
Amendment #66, dated August 23, 2010, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of the ING Wells Fargo Small Cap
Disciplined Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A
Registration Statement on December 8, 2010 and incorporated herein by reference.

(1)(xxx)
Amendment #67, effective November 12, 2010, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING American Funds Global
Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on
December 8, 2010 and incorporated herein by reference.

(1)(yyy)
Amendment #68, effective January 21, 2011, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Marsico International Opportunities Portfolio to ING T. Rowe
Price International Stock Portfolio and ING Pioneer Equity Income Portfolio to ING Large Cap Value Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement
on April 27, 2011 and incorporated herein by reference.

(1)(zzz)
Amendment #69, dated January 24, 2011, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds Growth-Income
Portfolio, ING BlackRock Large Cap Value Portfolio, ING Lord Abbett Growth and Income Portfolio, and ING
Morgan Stanley Global Tactical Asset Allocation Portfolio) – Filed as an Exhibit to Post-Effective Amendment
No. 106 to the Registrant’s Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

(1)(aaaa)
Amendment #70, effective April 29, 2011, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Van Kampen Growth and Income Portfolio to ING Invesco Van
Kampen Growth and Income Portfolio and ING Wells Fargo Health Care Portfolio to ING BlackRock Health
Sciences Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s
Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

(1)(bbbb)
Amendment #71, effective July 1, 2011, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING Janus Contrarian Portfolio to ING Core Growth and Income Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement
on February 10, 2012 and incorporated herein by reference.

(1)(cccc)
Amendment #72, effective July 15, 2011, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (abolition of Service 2 Class shares of ING BlackRock Health Sciences Opportunities Portfolio
and ING Goldman Sachs Commodity Strategy Portfolio; and Institutional Class shares of ING Morgan Stanley
Global Franchise Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form
N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(1)(dddd)
Amendment #73, effective November 17, 2011, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (abolition of Service 2 Class shares of ING T. Rowe Price International Stock Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement
on February 10, 2012 and incorporated herein by reference.

(1)(eeee)
Amendment #74, dated December 5, 2011, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Core Growth and Income
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration
Statement on February 10, 2012 and incorporated herein by reference.

(1)(ffff)
Amendment #75, effective July 20, 2012, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING American Funds Bond Portfolio to ING Bond Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on
February 11, 2013 and incorporated herein by reference.

(1)(gggg)
Amendment #76, dated July 23, 2012, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds Growth Portfolio
and ING Artio Foreign Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s
Form N-1A Registration Statement on February 11, 2013 and incorporated herein by reference.

(1)(hhhh)
Amendment #77, effective March 25, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (establishment of additional separate Series designated as ING Global Perspectives
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration
Statement on April 24, 2013 and incorporated herein by reference.

(1)(iiii)
Amendment #78, dated March 25, 2013, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Oppenheimer Active Allocation
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration
Statement on April 24, 2013 and incorporated herein by reference.

(1)(jjjj)
Amendment #79, effective April 30, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING Invesco Van Kampen Growth and Income Portfolio to ING
Invesco Growth and Income Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the
Registrant’s Form N-1A Registration Statement on April 24, 2013 and incorporated herein by reference.

(1)(kkkk)
Amendment #80, effective May 1, 2013, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (re-designation of ING Pioneer Fund Portfolio to ING Multi-Manager Large Cap Core
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration
Statement on April 24, 2013 and incorporated herein by reference.

(1)(llll)
Amendment #81, effective June 17, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (abolition of Service 2 Class of ING Pioneer Mid Cap Value Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28,
2014 and incorporated herein by reference.

(1)(mmmm)
Amendment #82, dated September 9, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Pioneer Mid Cap Value
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(nnnn)
Amendment #83, dated December 12, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING DFA Global Allocation
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(oooo)
Amendment #84, dated December 12, 2013, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Goldman Sachs Commodity
Strategy Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A
Registration Statement on April 28, 2014 and incorporated herein by reference.

(1)(pppp)
Amendment #85, effective February 5, 2014, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING PIMCO High Yield Portfolio to ING High Yield Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement
on April 28, 2014 and incorporated herein by reference.

(1)(qqqq)
Amendment #86, effective February 5, 2014, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of ING PIMCO Total Return Bond Portfolio to ING Total Return Bond
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(rrrr)
Amendment #87, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds Asset Allocation
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(ssss)
Amendment #88, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds International
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(tttt)
Amendment #89, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING American Funds World Allocation
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration
Statement on April 28, 2014 and incorporated herein by reference.

(1)(uuuu)
Amendment #90, dated March 17, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Bond Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28,
2014 and incorporated herein by reference.

(1)(vvvv)
Amendment #91, dated March 24, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of ING Total Return Bond Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement
on April 28, 2014 and incorporated herein by reference.

(1)(wwww)
Amendment #92, effective May 1, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (change of name of Registrant and its Series) – Filed as an Exhibit to Post-Effective
Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(1)(xxxx)
Amendment #93, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® BlackRock Health Sciences
Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form
N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

(1)(yyyy)
Amendment #94, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® BlackRock Large Cap Growth
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration
Statement on February 12, 2015 and incorporated herein by reference.

(1)(zzzz)
Amendment #95, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Marsico Growth Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement
on February 12, 2015 and incorporated herein by reference.

(1)(aaaaa)
Amendment #96, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® MFS Total Return Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement
on February 12, 2015 and incorporated herein by reference.

(1)(bbbbb)
Amendment #97, dated July 21, 2014, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® MFS Utilities Portfolio) – Filed
as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on
February 12, 2015 and incorporated herein by reference.

(1)(ccccc)
Amendment #98, dated March 9, 2015, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of Voya Global Resources Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement
on September 21, 2015 and incorporated herein by reference.

(1)(ddddd)
Amendment #99, dated August 17, 2015, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® DFA World Equity Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement
on September 21, 2015 and incorporated herein by reference.

(1)(eeeee)
Amendment #100, dated August 17, 2015, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Franklin Mutual Shares
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration
Statement on September 21, 2015 and incorporated herein by reference.

(1)(fffff)
Amendment #101, dated August 17, 2015, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Franklin Templeton
Founding Strategy Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form
N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

(1)(ggggg)
Amendment #102, effective October 15, 2015, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Class R6 shares for Voya Large Cap Growth Portfolio and Voya Large
Cap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A
Registration Statement on November 19, 2015 and incorporated herein by reference.

(1)(hhhhh)
Amendment #103, effective April 11, 2016, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Class R6 shares for Voya Multi-Manager Large Cap Core Portfolio,
VY® BlackRock Inflation Protected Bond Portfolio, VY® Invesco Growth and Income Portfolio, VY® JPMorgan
Emerging Markets Equity Portfolio, VY® JPMorgan Small Cap Core Equity Portfolio, VY® Morgan Stanley
Global Franchise Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio, VY® T. Rowe Price Equity
Income Portfolio, VY® T. Rowe Price International Stock Portfolio, and VY® Templeton Global Growth
Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration
Statement on April 26, 2016 and incorporated herein by reference.

(1)(iiiii)
Amendment #104, effective May 1, 2016, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of Voya Liquid Assets Portfolio to Voya Government Liquid Assets
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration
Statement on April 26, 2016 and incorporated herein by reference.

(1)(jjjjj)
Amendment #105, effective May 11, 2016, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Class R6 shares for VY® Clarion Global Real Estate Portfolio, VY®
Clarion Real Estate Portfolio, and VY® Franklin Income Portfolio) – Filed as an Exhibit to Post-Effective
Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(1)(kkkkk)
Amendment #106, effective April 6, 2017, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (designation of Class P2 shares for Voya U.S. Stock Index Portfolio) – Filed as an
Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25,
2017 and incorporated herein by reference.

(1)(lllll)
Amendment #107, dated July 17, 2017, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® FMR Diversified Mid Cap
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration
Statement on April 24, 2018 and incorporated herein by reference.

(1)(mmmmm)
Amendment #108, effective May 23, 2018, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (abolition of Class R6 shares of Voya Multi-Manager Large Cap Core Portfolio) – Filed
as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on
April 25, 2019 and incorporated herein by reference.

(1)(nnnnn)
Amendment #109, dated August 27, 2018, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of Voya Multi-Manager Large Cap
Core Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A
Registration Statement on April 25, 2019 and incorporated herein by reference.

(1)(ooooo)
Amendment #110, effective November 26, 2018, to the Amended and Restated Agreement and Declaration of
Trust dated February 26, 2002 (abolition of Class R6 shares of VY® Templeton Global Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on
April 25, 2019 and incorporated herein by reference.

(1)(ppppp)
Amendment #111, effective May 1, 2019, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (re-designation of VY® Franklin Income Portfolio to Voya Balanced Income Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement
on April 25, 2019 and incorporated herein by reference.

(1)(qqqqq)
Amendment #112, dated September 3, 2019, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® Templeton Global Growth
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration
Statement on February 11, 2020 and incorporated herein by reference.

(1)(rrrrr)
Plan of Liquidation and Dissolution of Series of ING Goldman Sachs Commodity Strategy Portfolio, effective
May 24, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Form N-1A
Registration Statement on April 23, 2020 and incorporated herein by reference.

(1)(sssss)
Plan of Liquidation and Dissolution of Series of ING DFA Global Allocation Portfolio, effective August 21, 2013
– Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Form N-1A Registration Statement
on April 23, 2020 and incorporated herein by reference.

(1)(ttttt)
Plan of Liquidation and Dissolution of Series of ING American Funds Global Growth and Income Portfolio,
effective January 17, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Form
N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

(1)(uuuuu)
Plan of Liquidation and Dissolution of Series of ING American Funds International Growth and Income Portfolio,
effective January 17, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Form
N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

(1)(vvvvv)
Amendment #113, dated July 23, 2021, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Change the resident agent of the Trust in the Commonwealth of Massachusetts) – Filed as an
Exhibit to Post-Effective Amendment No. 141 to the Registrant’s Form N-1A Registration Statement on
February 8, 2022 and incorporated herein by reference.

(1)(wwwww)
Amendment #114, effective April 6, 2022, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Abolish Class R6 of VY® T. Rowe Price International Stock Portfolio) – Amendment
#113, dated July 23, 2021, to the Amended and Restated Agreement and Declaration of Trust dated February 26,
2002 (Change the resident agent of the Trust in the Commonwealth of Massachusetts) – Filed as an Exhibit to
Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022 and
incorporated herein by reference.

(1)(xxxxx)
Amendment #115, effective May 1, 2022, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Re-designate VY® Clarion Global Real Estate Portfolio to VY CBRE Global Real
Estate Portfolio and VY Clarion Real Estate Portfolio to VY CBRE Real Estate Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022 and
incorporated herein by reference.

(1)(yyyyy)
Amendment #116, dated July 25, 2022, to the Amended and Restated Agreement and Declaration of Trust dated
February 26, 2002 (Abolition of Series of Shares of Beneficial Interest of VY® T. Rowe Price International Stock
Portfolio) – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration
Statement on October 24, 2022 and incorporated herein by reference.

(1)(zzzzz)
Form of Amendment #117, effective October 13, 2022, to the Amended and Restated Agreement and Declaration
of Trust dated February 26, 2002 (establish an additional separate Series designated as Voya VACS Index Series S
Portfolio) – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration
Statement on October 24, 2022 and incorporated herein by reference.

(1)(aaaaaa)
Amendment #118, effective May 1, 2023, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (dissolution of Class P2 Shares) – Filed as an Exhibit to Post-Effective Amendment No.
146 to the Registrant’s Form N-1A Registration Statement on February 14, 2024 and incorporated herein by reference.

(1)(bbbbbb)
Amendment #119, effective May 1, 2023, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (dissolution of Class R6 Shares) – Filed as an Exhibit to Post-Effective Amendment No.
146 to the Registrant’s Form N-1A Registration Statement on February 14, 2024 and incorporated herein by reference.

(1)(cccccc)
Amendment #120, effective December 6, 2024, to the Amended and Restated Agreement and Declaration of Trust
dated February 26, 2002 (Re-designate VY® BlackRock Inflation Protected Bond Portfolio to Voya Inflation
Protected Bond Plus Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 148 to the Registrant’s
Form N-1A Registration Statement on February 14, 2025 and incorporated herein by reference.

(2)
Voya Investors Trust Amended and Restated By-laws, dated March 18, 2018 – Filed as an Exhibit to
Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on April 25, 2019 and
incorporated herein by reference.

(3)	Not applicable.
(4)
Form Of Agreement and Plan of Reorganization between VY® T. Rowe Price Growth Equity Portfolio, a series of Voya Partners, Inc., and Voya Large Cap Growth Portfolio, a series of the Trust – Attached as Appendix A to the Proxy Statement/Prospectus.

(5)
Instruments Defining Rights of Security Holders – Filed as an Exhibit to Post-Effective Amendment No. 40 to the
Registrant’s Form N-1A Registration Statement on May 3, 1999 and incorporated herein by reference.

(6)(a)
Investment Management Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments,
LLC (Unified Fee Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s
Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(a)(i)
Amended Schedules A and B, dated October 21, 2022, to the Investment Management Agreement, effective
May 1, 2017, between Voya Investors Trust and Voya Investments, LLC (Unified Fee Portfolios) – Filed as an
Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on April 24,
2023 and incorporated herein by reference.

(6)(a)(ii)
Waiver Letter, dated May 1, 2025, to waive a portion of the investment management fee for Voya High Yield
Portfolio, VY® Invesco Growth and Income Portfolio, VY® Morgan Stanley Global Franchise Portfolio, and
VY® T. Rowe Price Equity Income Portfolio for the period from May 1, 2025 through May 1, 2026 – Filed as an
Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on April 28,
2025 and incorporated herein by reference.

(6)(b)
Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated
May 1, 2015, between Voya Investors Trust and Voya Investments, LLC (Voya Global Perspectives® Portfolio) –
Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement
on September 21, 2015 and incorporated herein by reference.

(6)(b)(i)
Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management
Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and
Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form
N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

(6)(c)
Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated
May 1, 2015, between Voya Investors Trust and Voya Investments, LLC (VY® Clarion Global Real Estate
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration
Statement on September 21, 2015 and incorporated herein by reference.

(6)(c)(i)
Amended Schedule A, dated October 2022, to the Amended and Restated Investment Management Agreement,
dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya
Investments, LLC – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A
Registration Statement on October 24, 2022 and incorporated herein by reference.

(6)(c)(ii)
Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management
Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and
Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form
N-1A Registration Statement on April 26, 2021 and incorporated herein by reference.

(6)(d)
Investment Management Agreement, dated May 1, 2017, between Voya Investors Trust and Voya Investments,
LLC (Traditional Fee Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s
Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(d)(i)
Amended Schedule A, dated December 6, 2024, to the Investment Management Agreement, dated May 1, 2017, between Voya Investors Trust and Voya Investments, LLC (Traditional Portfolios) – Filed as an Exhibit to
Post-Effective Amendment No. 148 to the Registrant’s Form N-1A Registration Statement on February 14, 2025
and incorporated herein by reference.

(6)(d)(ii)
Amended Schedules B and C, dated September 2020, to the Investment Management Agreement, dated May 1,
2017, between Voya Investors Trust and Voya Investments, LLC (Traditional Fee Portfolios) – Filed as an Exhibit
to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration Statement on April 26, 2021
and incorporated herein by reference.

(6)(e)
Sub-Advisory Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and
BlackRock Financial Management, Inc. with respect to VY® BlackRock Inflation Protected Bond Portfolio –
Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement
on April 25, 2017 and incorporated herein by reference.

(6)(e)(i)
Amended Schedule A, effective September 1, 2021, to the Sub-Advisory Agreement among Voya Investors Trust,
Voya Investments, LLC and BlackRock Financial Management, Inc. effective May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 141 to the Registrant’s Form N-1A Registration Statement on February 8, 2022
and incorporated herein by reference.

(6)(e)(ii)
Termination Letter to the Sub-Advisory Agreement, effective May 1, 2017, between the Registrant, Voya
Investments, LLC and BlackRock Financial Management, Inc. – Filed as an Exhibit to Post-Effective Amendment
No. 149 to the Registrant’s Form N-1A Registration Statement on April 28, 2025 and incorporated herein by reference.

(6)(f)
Sub-Sub-Investment Advisory Agreement, dated May 1, 2017, between BlackRock Financial Management, Inc.
and BlackRock International Limited with respect to VY® BlackRock Inflation Protected Bond Portfolio – Filed
as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement on
April 24, 2018 and incorporated herein by reference.

(6)(f)(i)
Termination Letter to the Sub-Sub-Investment Advisory Agreement, dated May 1, 2017 between BlackRock
Financial Management, Inc. and BlackRock International Limited – Filed as an Exhibit to Post-Effective
Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on April 28, 2025 and incorporated herein by reference.

(6)(g)
Sub-Advisory Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and CBRE
Clarion Securities LLC with respect to VY® Clarion Global Real Estate Portfolio and VY® Clarion Real Estate
Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration
Statement on April 25, 2017 and incorporated herein by reference.

(6)(g)(i)
Amended Schedule A, effective October 2022, to the Sub-Advisory Agreement between Voya Investors Trust,
Voya Investments, LLC and CBRE Investment Management Listed Real Assets LLC (formerly, CBRE Clarion
Securities LLC), effective May 1, 2017 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the
Registrant’s Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

(6)(h)
Sub-Advisory Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and Voya
Investment Management, Co. LLC with respect to Voya Balanced Income Portfolio (formerly, VY® Franklin
Income Portfolio), Voya Large Cap Growth Portfolio and Voya Large Cap Value Portfolio – Filed as an Exhibit to
Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and
incorporated herein by reference.

(6)(h)(i)
Amended Schedule A, dated December 6, 2024, to the Sub-Advisory Agreement among Voya Investors Trust,
Voya Investments, LLC and Voya Investment Management Co. LLC, effective May 1, 2017 (with respect to Voya
Inflation Protected Bond Plus Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 148 to the
Registrant’s Form N-1A Registration Statement on February 14, 2025 and incorporated herein by reference.

(6)(i)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investors Trust, Voya Investments, LLC and Voya
Investment Management, Co. LLC with respect to Voya Retirement Portfolios – Filed as an Exhibit to
Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and
incorporated herein by reference.

(6)(j)
Sub-Advisory Agreement, effective May 1, 2017, between Voya Investors Trust, Voya Investments, LLC and Voya
Investment Management, Co. LLC with respect to Voya Government Liquid Assets Portfolio, Voya High Yield
Portfolio, Voya Limited Maturity Bond Portfolio, and Voya U.S. Stock Index Portfolio – Filed as an Exhibit to
Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and
incorporated herein by reference.

(6)(j)(i)
Amended Schedule A, effective October 21, 2022, to the Sub-Advisory Agreement, among Voya Investors Trust,
Voya Investments, LLC and Voya Investment Management, Co. LLC effective May 1, 2017 (with respect to Voya
VACS Index Series S Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s
Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(6)(k)
Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and Invesco Advisers, Inc. with respect to VY® Invesco Growth and Income Portfolio – Filed as an Exhibit to
Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and
incorporated herein by reference.

(6)(k)(i)
Amended Schedule B, effective January 1, 2021, to the Portfolio Management Agreement among Voya Investors
Trust, Voya Investments, LLC and Invesco Advisers, Inc. (with respect to VY® Invesco Growth and Income
Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration
Statement on April 26, 2021 and incorporated herein by reference.

(6)(l)
Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and J.P. Morgan Investment Management Inc. with respect to VY® JPMorgan Emerging Markets Equity Portfolio and VY® JPMorgan Small Cap Core Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No.
129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(l)(i)
Amended Schedule A, effective January 1, 2023, among Voya Investors Trust, Voya Investments, LLC and J.P.
Morgan Investment Management Inc. with respect to VY® JPMorgan Emerging Markets Equity Portfolio and
VY® JPMorgan Small Cap Core Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 145 to
the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(6)(m)
Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and Morgan Stanley Investment Management Inc. with respect to VY® Morgan Stanley Global Franchise
Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration
Statement on April 25, 2017 and incorporated herein by reference.

(6)(n)
Sub-Advisory Agreement, dated May 1, 2017, between Morgan Stanley Investment Management, Inc. and
Morgan Stanley Investment Management Limited with respect to VY® Morgan Stanley Global Franchise
Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration
Statement on April 24, 2018 and incorporated herein by reference.

(6)(o)
Portfolio Management Agreement, effective May 1, 2017, among Voya Investors Trust, Voya Investments, LLC and T. Rowe Price Associates, Inc. with respect to VY® T. Rowe Price Capital Appreciation Portfolio, VY® T.
Rowe Price Equity Income Portfolio and VY® T. Rowe Price International Stock Portfolio – Filed as an Exhibit
to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on April 25, 2017
and incorporated herein by reference.

(6)(o)(i)
First Amendment, effective January 1, 2018, to the Portfolio Management Agreement dated May 1, 2017 among
Voya Investors Trust, Voya Investments, LLC, and T. Rowe Price Associates, Inc. – Filed as an Exhibit to
Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement on April 24, 2018 and
incorporated herein by reference.

(6)(o)(ii)
Amended Schedule A & B, effective July 8, 2022, to the Portfolio Management Agreement among Voya Investors
Trust, Voya Investments, LLC and T. Rowe Price Associates, Inc., effective May 1, 2017 – Filed as an Exhibit to
Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022 and
incorporated herein by reference.

(6)(p)
Investment Sub-Advisory Agreement, dated March 7, 2022, between T. Rowe Price Associates, Inc. and T. Rowe
Price Investment Management, Inc. (VY® T. Rowe Price Capital Appreciation Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022 and
incorporated herein by reference.

(6)(q)
Sub-Advisory Agreement, effective November 18, 2014, between Voya Investors Trust, Voya Investments, LLC and Voya Investment Management, Co. LLC (Voya Global Perspectives® Portfolio) – Filed as an Exhibit to
Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and
incorporated herein by reference.

(6)(r)
Expense Limitation Agreement, effective January 1, 2016, between Voya Investments, LLC and Voya Investors
Trust (VY® Clarion Global Real Estate Portfolio and Voya Global Perspectives® Portfolio) – Filed as an Exhibit
to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016
and incorporated herein by reference.

(6)(r)(i)
Side Letter Agreement, dated May 1, 2025, between Voya Investments, LLC and Voya Investors Trust with respect to lowering the expense ratio for Voya Global Perspectives® Portfolio for the period from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A
Registration Statement on April 28, 2025 and incorporated herein by reference.

(6)(s)
Expense Limitation Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC
– Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement
on April 25, 2017 and incorporated herein by reference.

(6)(s)(ii)
Recoupment Waiver, dated May 1, 2017, between Voya Investments, LLC and Voya Investors Trust with respect to VY® T. Rowe Price International Stock Portfolio, VY® Franklin Income Portfolio, and VY® Clarion Real
Estate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Form N-1A
Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(s)(iii)
Amended Schedule A, effective December 6, 2024, to the Expense Limitation Agreement, effective May 1, 2017, between the Registrant and Voya Investments, LLC (with respect to Voya Inflation Protected Bond Plus Portfolio)
– Filed as an Exhibit to Post-Effective Amendment No. 148 to the Registrant’s Form N-1A Registration Statement
on February 14, 2025 and incorporated herein by reference.

(6)(t)
Expense Limitation Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC with respect to Voya Retirement Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 129 to the
Registrant’s Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(u)
Expense Limitation Agreement, effective May 1, 2017, between Voya Investors Trust and Voya Investments, LLC with respect to Voya Large Cap Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 129 to
the Registrant’s Form N-1A Registration Statement on April 25, 2017 and incorporated herein by reference.

(6)(v)
Money Market Fund Expense Limitation Agreement, effective May 1, 2017, among Voya Investments, LLC, Voya
Investments Distributor, LLC, and Voya Investors Trust with respect to Voya Government Liquid Assets Portfolio
– Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement
on April 24, 2018 and incorporated herein by reference.

(6)(v)(i)
Letter Agreement, dated May 1, 2025, to waive a portion of the fees for Voya Government Liquid Assets
Portfolio for the period from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to Post-Effective
Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on April 28, 2025 and incorporated herein by reference.

(6)(w)
Expense Limitation Agreement Side Letter Agreement, dated May 1, 2025, between the Voya Investments, LLC and Voya Investors Trust with respect to VY® JPMorgan Emerging Markets Equity Portfolio for the period of
May 1, 2025 through May 1, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s
Form N-1A Registration Statement on April 28, 2025 and incorporated herein by reference.

(7)(a)
Distribution Agreement, effective November 18, 2014, between Voya Investors Trust and Voya Investments
Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A
Registration Statement on April 28, 2015 and incorporated herein by reference.

(7)(a)(i)
Amended Schedule A, dated September 12, 2019, to the Distribution Agreement between Voya Investors Trust and Voya Investment Distributor, LLC, dated November 18, 2014 – Filed as an Exhibit to Post-Effective
Amendment No. 138 to the Registrant’s Form N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

(7)(b)
Placement Agent Agreement, effective October 21, 2022, between Voya Investors Trust and Voya Investments
Distributor, LLC (Voya VACS Index Series S Portfolio) – Filed as an Exhibit to Post-Effective Amendment No.
145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(8)(a)
Amended and Restated Deferred Compensation Plan for Independent Directors dated January 16, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on
April 28, 2025 and incorporated herein by reference.

(8)(a)(i)
Amended Schedule A, effective January 27, 2022 to the Amended and Restated Deferred Compensation Plan for
Independent Directors dated January 14, 2021 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the
Registrant’s Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

(9)(a)
Custody Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to
Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement on September 2, 2003
and incorporated herein by reference.

(9)(a)(i)
Amendment, dated November 21, 2022, to the Custody Agreement, dated January 6, 2003, between the Registrant and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 145 to the
Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(9)(a)(ii)
Amended Exhibit A, effective May 1, 2024, to the Custody Agreement, dated January 6, 2003, with The Bank of
New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant’s Form N-1A
Registration Statement on April 24, 2024 and incorporated herein by reference.

(9)(b)
Foreign Custody Manager Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an
Exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on
November 5, 2003 and incorporated herein by reference.

(9)(b)(i)
Amended Exhibit A, effective May 1, 2024, to the Foreign Custody Manager Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 147 to the
Registrant’s Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

(9)(b)(ii)
Amendment, dated July 21, 2021, to the Foreign Custody Manager Agreement with The Bank of New York
Mellon dated January 6, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s
Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(9)(b)(iii)
Amendment, dated September 6, 2012, to the Foreign Custody Manager Agreement with The Bank of New York
Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s
Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

(9)(c)
Fund Accounting Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to
Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on February 27, 2004
and incorporated herein by reference.

(9)(c)(i)
Amended Exhibit A, effective May 1, 2024, to the Fund Accounting Agreement with The Bank of New York
Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant’s
Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

(9)(c)(ii)
Amendment, effective November 21, 2022, to the Fund Accounting Agreement with The Bank of New York
Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s
Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(9)(c)(iii)
Investment Company Reporting Modernization Services Amendment, dated February 1, 2018, to the Fund
Accounting Agreement, dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 132 to the
Registrant’s Form N-1A Registration Statement on April 24, 2018 and incorporated herein by reference.

(9)(c)(iv)
Amendment, dated January 1, 2019, to the Fund Accounting Agreement, dated January 6, 2003, with The Bank of
New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A
Registration Statement on April 25, 2019 and incorporated herein by reference.

(10)(a)
Seventh Amended and Restated Distribution Plan with Voya Investors Trust for Service 2 Class shares, effective
November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant’s Form N-1A
Registration Statement on April 24, 2024 and incorporated herein by reference.

(10)(b)
Seventh Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares, effective
November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant’s Form N-1A
Registration Statement on April 24, 2024 and incorporated herein by reference.

(10)(b)(ii)
Waiver Letter, dated May 1, 2025, to Voya Investors Trust from Voya Investments Distributor, LLC, regarding the reduction in fee payable under the Voya Investors Trust Seventh Amended and Restated Shareholder Service and
Distribution Plan for the Adviser Class shares of Voya Global Perspectives® Portfolio from May 1, 2025 through
May 1, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A
Registration Statement on April 28, 2025 and incorporated herein by reference.

(10)(c)
Fifth Amended and Restated Shareholder Service Plan for Service Class and Service 2 Class Shares, effective
November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 147 to the Registrant’s Form N-1A
Registration Statement on April 24, 2024 and incorporated herein by reference.

(10)(c)(ii)
Waiver Letter, dated May 1, 2025, to waive a portion of the shareholder service fee for Service Class Shares of
Voya U.S. Stock Index Portfolio from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to Post-Effective
Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on April 28, 2025 and incorporated herein by reference.

(10)(d)
Fourth Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares effective
November 16, 2023 (Voya Retirement Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 147 to
the Registrant’s Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

(10)(d)(i)
Waiver Letter, dated May 1, 2025, to waive a portion of the distribution fee for Adviser Class shares of Voya
Retirement Portfolios for the period from May 1, 2025 through May 1, 2026 – Filed as an Exhibit to
Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on April 28, 2025 and
incorporated herein by reference.

(10)(e)
Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares effective
November 16, 2023 (Voya U.S. Stock Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No.
147 to the Registrant’s Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

(10)(f)
Sixth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Investors Trust, approved
May 1, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 148 to the Registrant’s Form N-1A
Registration Statement on February 14, 2025 and incorporated herein by reference.

(10)(f)(i)
Amended Schedule A, dated May 1, 2023, to the Sixth Amended and Restated Multiple Class Plan Pursuant to
Rule 18f-3 for Voya Investors Trust – Filed as an Exhibit to Post-Effective Amendment No. 147 to the
Registrant’s Form N-1A Registration Statement on April 24, 2024 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel – Filed herein.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.
(13)(a)
Securities Lending Agreement and Guaranty with The Bank of New York Mellon and Schedule I, dated August 7,
2003 – Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration
Statement on February 27, 2004 and incorporated herein by reference.

(13)(a)(i)
Amended Exhibit A, effective April 4, 2022, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A
Registration Statement on April 21, 2022 and incorporated herein by reference.

(13)(a)(ii)
Global Securities Lending Supplement – Filed as an Exhibit to Post-Effective Amendment No. 63 to the
Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(13)(a)(iii)
Amendment, effective October 1, 2011, to the Securities Lending Agreement and Guaranty, dated August 7, 2003
– Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement
on April 24, 2018 and incorporated herein by reference.

(13)(a)(iv)
Amendment, effective March 21, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003
– Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement
on April 25, 2019 and incorporated herein by reference.

(13)(a)(v)
Amendment, effective March 26, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003
– Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement
on April 25, 2019 and incorporated herein by reference.

(13)(a)(vi)
Amendment, effective March 30, 2023, to the Securities Lending Agreement and Guaranty, dated August 7, 2003
– Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A Registration Statement
on April 24, 2023 and incorporated herein by reference.

(13)(a)(vii)
Amendment, effective September 25, 2024, to the Securities Lending Agreement and Guaranty with The Bank of
New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the
Registrant’s Form N-1A Registration Statement on April 28, 2025 and incorporated herein by reference.

(13)(b)
Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Services (US)
Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Investors Trust – Filed as an Exhibit to
Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and
incorporated herein by reference.

(13)(b)(i)
Amendment, effective May 1, 2024, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on April 28, 2025 and incorporated herein by reference.

(13)(b)(ii)
Amendment, effective February 9, 2023, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(b)(iii)
Amendment, effective November 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(b)(iv)
Amendment, effective November 18, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(b)(v)
Amendment, effective October 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between, the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(b)(vi)
Amendment, effective April 4, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, between, the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 145 to the Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(b)(vii)
Amendment, effective May 1, 2020, to the Transfer Agency Services Agreement, dated February 25, 2009, between, the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 138 to the Registrant’s Form N-1A Registration Statement on April 23, 2020 and incorporated herein by reference.

(13)(b)(viii)
Amendment, effective November 5, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on February 11, 2020 and
incorporated herein by reference.

(13)(b)(ix)
Amendment, effective May 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on February 11, 2020 and
incorporated herein by reference.

(13)(b)(x)
Amendment, effective January 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc. – Filed as an Exhibit to Post-Effective
Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on April 25, 2019 and incorporated herein by reference.

(13)(b)(xi)
Amendment effective February 8, 2011, to the Transfer Agency Services Agreement, dated February 25, 2009, between the Registrant and BNY Mellon Investment Servicing (US) Inc.– Filed as an Exhibit to Post-Effective
Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

(13)(c)
Allocation Agreement dated May 24, 2002 – Fidelity Bond – Filed as an Exhibit to Post-Effective Amendment
No. 60 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(13)(c)(i)
Amended Schedule A, dated July 2021, with respect to the Allocation Agreement – Fidelity Bond – Filed as an
Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21,
2022 and incorporated herein by reference.

(13)(d)
Allocation Agreement dated May 24, 2002 – Directors & Officers Liability – Filed as an Exhibit to Post-Effective
Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(13)(d)(i)
Amended Schedule A, dated July 2021, with respect to the Allocation Agreement – Directors and Officers
Liability – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration
Statement on April 21, 2022 and incorporated herein by reference.

(13)(e)
Amended and Restated Proxy Agent Fee Allocation Agreement, effective August 21, 2003, as amended and restated on January 1, 2008 between the Registrant, Voya Investments, LLC, and Voya Investment Management
Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration
Statement on April 28, 2015 and incorporated herein by reference.

(13)(e)(i)
Amended Schedule A, dated July 2021, with respect to the Amended and Restated ISS Proxy Voting Fee
Allocation Agreement – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A
Registration Statement on April 21, 2022 and incorporated herein by reference.

(13)(f)
FT Interactive Fee Allocation Agreement effective as of August 21, 2003 between FT Interactive Data
Corporation and ING Investments, LLC. – Filed as an Exhibit to Post-Effective Amendment No. 142 to the
Registrant’s Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

(13)(f)(i)
Amended Schedule A, dated July 2021, with respect to the FT Interactive Fee Allocation Agreement – Filed as an
Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21,
2022 and incorporated herein by reference.

(13)(f)(ii)
Form of Amendment No. 63 FundRun Schedule of Data Services, effective October 21, 2022 with respect to ICE
Data Pricing & Reference Data, LLC (formerly FT Interactive Data Corporation) – Filed as an Exhibit to
Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022 and
incorporated herein by reference.

(13)(g)
Amended and Restated Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee
Allocation Agreement effective July 6, 2006 as amended and restated January 1, 2007 between the Registrant and
Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A
Registration Statement on April 27, 2007 and incorporated herein by reference.

(13)(g)(i)
Amended Schedule A and Schedule B, dated November 2013, to the Amended and Restated Bank of New
York-Wilshire Atlas/Axiom Attribution and Risk Analysis System Fee Allocation Agreement – Filed as an Exhibit
to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration Statement on April 26, 2021
and incorporated herein by reference.

(13)(h)
Global Industry Classification Standards Services Fee Allocation Agreement, dated May 1, 2007, between ING
Funds Services, LLC, ING Funds Distributor, LLC and Morgan Stanley Capital International, Inc. – Filed as an
Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21,
2022 and incorporated herein by reference.

(13)(h)(i)
Amended Schedule A, dated July 2021, with respect to the Global Industry Classification Standards Services Fee
Allocation Agreement, dated May 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the
Registrant’s Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

(13)(i)
Amended and Restated Investment Company Institute Fee Allocation Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the
Registrant’s Form N-1A Registration Statement on April 21, 2022 and incorporated herein by reference.

(13)(i)(i)
Amended Schedule A, dated July 2021, with respect to the Amended and Restated Investment Company Institute
Fee Allocation Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022
and incorporated herein by reference.

(13)(i)(ii)
Amendment effective January 1, 2006 to the Amended and Restated Investment Company Institute Fee Allocation
Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to
Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022 and
incorporated herein by reference.

(13)(i)(iii)
Amendment effective March 1, 2006 to the Amended and Restated Investment Company Institute Fee Allocation
Agreement, effective March 24, 2004, amended and restated January 1, 2007 – Filed as an Exhibit to
Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on April 21, 2022 and
incorporated herein by reference.

(13)(j)
Fund of Funds Investment Agreement with BlackRock, Inc. dated January 19, 2022 – Filed as an Exhibit to
Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022 and
incorporated herein by reference.

(13)(j)(i)
Amended and Restated Schedule A, dated April 4, 2022 to the Fund of Funds Investment Agreement with
BlackRock, Inc. dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the
Registrant’s Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

(13)(k)
Fund of Funds Investment Agreement with DBX ETF Trust, dated January 19, 2022 – Filed as an Exhibit to
Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022 and
incorporated herein by reference.

(13)(k)(i)
Amended and Restated Schedule A, dated April 1, 2022 to the Fund of Funds Investment Agreement with DBX
ETF Trust dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s
Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

(13)(l)
Fund of Funds Investment Agreements with Charles Schwab Investment Management, Inc. dated January 19,
2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration
Statement on October 24, 2022 and incorporated herein by reference.

(13)(l)(i)
Amendment dated April 5, 2022 to the Fund of Funds Investment Agreement with Charles Schwab Investment
Management, Inc. dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the
Registrant’s Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

(13)(m)
Fund of Funds Investment Agreement with SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust
dated October 5, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A
Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(n)
Fund of Funds Investment Agreement with Teachers Advisors, LLC dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022
and incorporated herein by reference.

(13)(n)(i)
First Amendment dated April 5, 2022 to the Fund of Funds Investment Agreement with Teachers Advisors, LLC dated January 19, 2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A
Registration Statement on October 24, 2022 and incorporated herein by reference.

(13)(n)(ii)
Second Amendment dated February 3, 2023 to the Fund of Funds Investment Agreement with Teachers Advisors,
LLC dated January 19, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form
N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(13)(o)
Fund of Funds Investment Agreement with The Vanguard Group dated January 19, 2022 as amended April 1,
2022 – Filed as an Exhibit to Amendment No. 144 (811-05629) to the Registrant’s Form N-1A Registration
Statement on October 24, 2022 and incorporated herein by reference.

(13)(o)(i)
Amended Schedule A dated September 26, 2022 to the Fund of Funds Investment Agreement with The Vanguard
Group dated January 19, 2022 as amended April 1, 2022 – Filed as an Exhibit to Amendment No. 144
(811-05629) to the Registrant’s Form N-1A Registration Statement on October 24, 2022 and incorporated herein by reference.

(13)(p)
Funds of Funds Investment Agreement with BNY Mellon ETF Investment Adviser, LLC dated January 25, 2023 –
Filed as an Exhibit to Post-Effective Amendment No. 145 to the Registrant’s Form N-1A Registration Statement
on April 24, 2023 and incorporated herein by reference.

(13)(q)
Funds of Funds Investment Agreement with The Select Sector SPDR Trust, dated May 3, 2023 – Filed as an
Exhibit to Post-Effective Amendment No. 146 to the Registrant’s Form N-1A Registration Statement on
February 14, 2024 and incorporated herein by reference.

(13)(r)
Fund Administration Support Services Agreement between Voya Investments, LLC and The Bank of New York
Mellon (Redacted) dated July 29, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 145 to the
Registrant’s Form N-1A Registration Statement on April 24, 2023 and incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm – Filed herein.
(15)	Not applicable.
(16)	Powers of Attorney – Filed herein.
(17)	Not applicable.
Item 17. Undertakings
1. The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2. The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
3. The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 7th day of July 2025.

VOYA INVESTORS TRUST

By:	/s/ Joanne F. Osberg
Joanne F. Osberg
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Christian G. Wilson*	President and Chief/Principal Executive	July 7, 2025
Officer
Todd Modic*	Senior Vice President, Chief/Principal	July 7, 2025
Financial Officer, and Assistant Secretary
Fred Bedoya*	Vice President, Principal Accounting	July 7, 2025
Officer, and Treasurer
Colleen D. Baldwin*	Trustee	July 7, 2025
John V. Boyer*	Trustee	July 7, 2025
Martin J. Gavin*	Trustee	July 7, 2025
Joseph E. Obermeyer*	Trustee	July 7, 2025
Sheryl K. Pressler*	Trustee	July 7, 2025
Christopher P. Sullivan*	Trustee	July 7, 2025
*By: /s/ Joanne F. Osberg
Joanne F. Osberg
as Attorney-in-Fact**

**Powers of Attorney for Christian G. Wilson, Todd Modic, Fred Bedoya, and each Trustee are attached hereto.

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